            As filed with the Securities and Exchange
                 Commission on January 26, 1996

                                            File No. 33-74230

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.
               Post-Effective Amendment No. 3             X
                             and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940

                       Amendment No. 4                    X

                      AFD EXCHANGE RESERVES
       (Exact Name of Registrant as Specified in Charter)
    1345 Avenue of the Americas, New York, New York     10105
         (Address of Principal Executive Office)    (Zip Code)

Registrant's Telephone Number, including Area Code:(800) 221-5672

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York 10105
             (Name and address of agent for service)

                  Copies of communications to:
                       Thomas G. MacDonald
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004

It is proposed that this filing will become effective (Check appropriate line)

         immediately upon filing pursuant to paragraph (b)
      X  on January 31, 1996 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485.
         75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485.

   Registrant has registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended September 30, 1995 was filed on November 15, 1995.

                      CROSS REFERENCE SHEET
                  (as required by Rule 404(c))

N-1A Item No.                          Location in Prospectuses
____________                           ________________________
                                       (Caption)

PART A
______

Item 1.  Cover Page.....................  Cover Page

Item 2.  Synopsis.......................  Expense Information

Item 3.  Financial Highlights...........  Financial Highlights

Item 4.  General Description of
         Registrant.....................  Investment Objectives
                                          and Policies

Item 5.  Management of the Fund.........  Management of the Fund

Item 6.  Capital Stock and Other
         Securities.....................  General Information

Item 7.  Purchase of Securities Being
         Offered .......................  Purchase and Sale of
                                          Shares; General
                                          Information

Item 8.  Redemption or Repurchase.......  Purchase and Sale of
                                          Shares

Item 9.  Pending Legal Proceedings......  Not Applicable

PART B
______                                 Location in Statements
                                       Of Additional Information
                                       _________________________
                                       (Caption)

Item 10. Cover Page.....................  Cover Page

Item 11. Table of Contents..............  Cover Page

Item 12. General Information and
         History .......................  Management of the Fund;
                                          General Information

Item 13. Investment Objectives and
         Policies.......................  Investment Objectives
                                          and Policies;
                                          Investment Restrictions

Item 14. Management of the Fund.........  Management of the Fund

Item 15. Control Persons and
         Principal Holders of
         Securities ....................  Management of the Fund

Item 16. Investment Advisory and Other
         Services.......................  Management of the Fund

Item 17. Brokerage Allocation...........  General Information

Item 18. Capital Stock and Other
         Securities.....................  Daily Dividends -
                                          Determination of Net
                                          Asset Value; General
                                          Information

Item 19. Purchase, Redemption and
         Pricing of Securities Being
         Offered .......................  Purchase and Redemption
                                          of Shares; Daily
                                          Dividends-
                                          Determination of Net
                                          Asset Value

Item 20. Tax Status.....................  Taxes

Item 21. Underwriters...................  General Information

Item 22. Calculation of Performance
         Data...........................  General Information

Item 23. Financial Statements...........  Financial Statements

[LOGO OF ALLIANCE CAPITAL APPEARS HERE]                   AFD EXCHANGE RESERVES
-------------------------------------------------------------------------------
P.O. Box 1520, Secaucus, New Jersey 07096-1520
Toll Free (800) 221-5672
For Literature: Toll Free (800) 227-4618

-------------------------------------------------------------------------------

AFD Exchange Reserves (the "Fund") is a diversified, open-end management investment company. The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity. The Fund pursues its objective by maintaining a portfolio of high quality U.S. dollar-denominated money market securities, and is thus referred to as a "money market fund."

Shares of the Fund should be purchased for cash only as a temporary investment pending exchange into another Alliance Mutual Fund and should not be held as a long-term investment.

This Prospectus sets forth concisely the information which a prospective investor should know about the Fund before investing. A "Statement of Additional Information" dated February 1, 1996 which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the indicated address or "Literature" telephone number.


(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

-------------------------------------------------------------------------------

An investment in the Fund is not (i) insured or guaranteed by the U.S. Govern-ment, (ii) a deposit or obligation of, or guaranteed or endorsed by, any bank, or (iii) federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PROSPECTUS/February 1, 1996

 Investors are advised to read this Prospectus carefully and to retain it for future reference.

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transac-tion costs from investing in the Fund and annual expenses for each class of shares. The example following the table shows the cumulative expenses attrib-utable to a hypothetical $1,000 investment in each class for the periods spec-ified.

                                  CLASS A SHARES CLASS B SHARES    CLASS C SHARES
                                  -------------- ---------------   --------------
 Maximum sales charge imposed on
  purchases (as a percentage of
  offering price)...............       None             None            None
 Sales charge imposed on divi-
  dend reinvestments............       None             None            None
 Deferred sales charge (as a
  percentage of original pur-
  chase price or redemption pro-
  ceeds, whichever is lower)....       None(a)      4.0% during         None
                                                  the first year,
                                                  decreasing 1.0%
                                                   annually to 0%
                                                     after the
                                                       fourth
                                                     year(b)(c)
 Exchange Fee...................       None             None            None
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average net
 assets)
 Management fees................        .25%             .25%            .25%
 Rule 12b-1 fees................        .50%            1.00%            .75%
 Other expenses(d)..............        .54%             .53%            .52%
                                       ----      ---------------        ----
 Total fund operating
  expenses(d)...................       1.29%            1.78%           1.52%
                                       ====      ===============        ====

--------

(a) Purchases of Class A shares of $1,000,000 or more (or that were received in exchange or following a series of exchanges of Class A shares of an Al-liance Mutual Fund that were part of an original purchase of $1,000,000 or more) may be subject to a 1% deferred sales charge on redemptions within one year of the original purchase for cash. See "Purchase and Sale of Shares--How to Buy Shares--Class A Shares" in this Prospectus.
(b) For Class B shares purchased for cash. The contingent deferred sales charge schedule applicable to a shareholder's redemption of Class B shares that were received in exchange of Class B shares of an Alliance Mutual Fund is the schedule applicable to redemptions of Class B shares of the Alliance Mutual Fund originally purchased for cash by the shareholder.
(c) Class B shares will automatically convert to Class A shares a certain num-ber of years after the end of the calendar month in which the sharehold-er's order to purchase was accepted. For Class B shares purchased for cash, the number of years is eight. For Class B shares that were received in exchange of Class B shares of an Alliance Mutual Fund, the number of years depends on the conversion schedule of the Class B shares of the Al-liance Mutual Fund originally purchased. Currently, the longest such pe-riod is eight years. See "Purchase and Sale of Shares--How to Buy Shares-- Class B shares"--page 7.
(d) These expenses include a transfer agency fee payable to Alliance Fund Services, Inc., an affiliate of Alliance Capital Management L.P., based on a fixed dollar amount charged to the Fund for each shareholder's account.

EXAMPLE

 Cumulative expenses          Class Class  Class  Class
 paid for the period of         A    B+     B++     C
 ----------------------       ----- -----  -----  -----
  1 year....................  $ 13  $ 58   $ 18   $ 15
  3 years...................  $ 41  $ 76   $ 56   $ 48
  5 years...................  $ 71  $ 96   $ 96   $ 83
 10 years...................  $156  $197*  $197*  $181

--------

 + Assumes redemption at end of period and the highest applicable deferred sale charge schedule. See note (b) above.
++ Assumes no redemption at end of period.
 * Assumes the longest applicable conversion schedule. See note (c) above.

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Fund will bear di-rectly or indirectly. Long-term shareholders of the Fund may pay aggregate sales charges totaling more than the economic equivalent of the maximum ini-tial sales charges permitted by the Rules of Fair Practice of the National As-sociation of Securities Dealers, Inc. See "Management of the Fund--Rule 12b-1 Distribution Services Agreement." "Other Expenses" are based on estimated amounts for the Fund's current fiscal year. The example set forth above as-sumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The example should not be considered a representation of future expenses; ac-tual expenses may be greater or less than those shown.

     FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                   (AUDITED)


  The following tables have been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Addi-tional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                       CLASS A
                                       ------------------------------------
                                                          MARCH 25, 1994(A)
                                           YEAR ENDED            TO
                                       SEPTEMBER 30, 1995 SEPTEMBER 30,1994
                                       ------------------ -----------------
Net asset value, beginning of period..      $  1.00            $  1.00
                                            -------            -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................        .0453              .0126
                                            -------            -------
LESS: DISTRIBUTIONS
Dividends from net investment income..       (.0453)            (.0126)
                                            -------            -------
Net asset value, end of period........      $  1.00            $  1.00
                                            =======            =======
TOTAL RETURN
Total investment return based on net
 asset value(b).......................         4.64%              2.45%(c)
                                            =======            =======
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (in mil-
 lions)...............................          $41                $18
Ratio of average net assets to:
 Expenses, net of waivers.............         1.21%              1.82%(c)
 Expenses, before waivers.............         1.29%              1.82%(c)
 Net investment income(d).............         4.63%              2.62%(c)

                                                       CLASS B
                                       ------------------------------------
                                                          MARCH 25, 1994(A)
                                           YEAR ENDED            TO
                                       SEPTEMBER 30, 1995 SEPTEMBER 30,1994
                                       ------------------ -----------------
Net asset value, beginning of period..      $  1.00            $  1.00
                                            -------            -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................        .0404              .0101
                                            -------            -------
LESS: DISTRIBUTIONS
Dividends from net investment income..       (.0404)            (.0101)
                                            -------            -------
Net asset value, end of period........      $  1.00            $  1.00
                                            =======            =======
TOTAL RETURN
Total investment return based on net
 asset value(b).......................         4.12%              1.95%(c)
                                            =======            =======
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (in mil-
 lions)...............................          $65                $31
Ratio of average net assets to:
 Expenses, net of waivers.............         1.70%              2.35%(c)
 Expenses, before waivers.............         1.78%              2.35%(c)
 Net investment income(d).............         4.17%              1.91%(c)

--------

(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.
(c) Annualized.
(d) Net of expenses waived by Alliance Capital Management L.P.

                                                       CLASS C
                                       ------------------------------------
                                                          MARCH 25, 1994(A)
                                           YEAR ENDED            TO
                                       SEPTEMBER 30, 1995 SEPTEMBER 30,1994
                                       ------------------ -----------------
Net asset value, beginning of period..      $  1.00            $  1.00
                                            -------            -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................        .0430              .0112
                                            -------            -------
LESS: DISTRIBUTIONS
Dividends from net investment income..       (.0430)            (.0112)
                                            -------            -------
Net asset value, end of period........      $  1.00            $  1.00
                                            =======            =======
TOTAL RETURN
Total investment return based on net
 asset value(b).......................         4.39%              2.18%(c)
                                            =======            =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in mil-
 lions)...............................          $10                 $5
Ratio of average net assets to:
 Expenses, net of waivers.............         1.45%              2.08%(c)
 Expenses, before waivers.............         1.52%              2.08%(c)
 Net investment income(d).............         4.41%              2.14%(c)

--------

(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.
(c) Annualized.
(d) Net of expenses waived by Alliance Capital Management L.P.

                            DESCRIPTION OF THE FUND

INVESTMENT OBJECTIVE AND POLICIES

  The Fund is a diversified, open-end management investment company known as a "mutual fund." The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity. The Fund pursues its objective by maintaining a portfolio of high quality U.S. dollar-denomi-nated money market securities. While the Fund may not change its investment objective or the "other fundamental investment policies" described in a sepa-rate section below without shareholder approval, it may, upon notice to share-holders, but without such approval, change the following investment policies or create additional classes of shares in order to establish portfolios which may have different investment objectives. There can, of course, be no assur-ance that the Fund's objective will be achieved.

MONEY MARKET SECURITIES

  The money market securities in which the Fund invests include: (1) market-able obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) cer-tificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including for-eign branches of U.S. banks or U.S. or foreign branches of foreign banks) hav-ing total assets of more than $500 million; (3) commercial paper of high quality, i.e., rated A-1 or A-2 by Standard & Poor's Corporation ("S&P"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., or Duff 1 or Duff 2 by Duff & Phelps Inc, or, if not rated, issued by U.S. or foreign companies hav-ing outstanding debt securities rated AAA, AA or A by S&P, or Aaa, Aa or A by Moody's and participation interests in loans extended by banks to such compa-nies; and (4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. Repurchase agreements may be entered into only with those banks (including State Street Bank and Trust Com-pany, the Fund's Custodian) or broker-dealers ("vendors") that are eligible under the procedures adopted by the Trustees for evaluating and monitoring the creditworthiness of such vendors. A repurchase agreement would create a loss to the Fund if, in the event of a vendor default, the proceeds from the sale of the collateral were less than the repurchase price.

  The Fund may invest up to 25% of its total assets in money market instru-ments issued by foreign branches of foreign banks and other foreign entities. To the extent that the Fund makes such investments, consideration will be given to their domestic marketability, the lower reserve requirements gener-ally mandated for overseas banking operations, the possible impact of inter-ruptions in the flow of international currency transactions, potential politi-cal and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and the lack of uniform accounting and financial re-porting standards.

  The Fund will not invest more than 10% of its net assets in illiquid securi-ties which include "restricted securities" subject to legal restrictions on resale arising from an issuer's reliance upon certain exemptions from regis-tration under the Securities Act of 1933, as amended, (the "Securities Act"). The Fund may purchase restricted securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act and, in each case, determined by Alliance Capital Management L.P. ("Alliance") to be liquid in accordance with procedures adopted by the Trustees of the Fund.

  The Fund may invest in asset-backed securities that meet its existing diver-sification, quality and maturity criteria. Asset-backed securities are securi-ties issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a bene-ficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corpora-tion. Although the securities may have some form of credit or liquidity en-hancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current inten-tion to limit its investment in such securities to not more than 5% of its net assets.

  The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as such rule is amended from time to time, including the diversi-ty, quality and maturity limitations imposed by the Rule. In accordance with Rule 2a-7, the Fund will invest in securities which at the time of investment have remaining maturities not exceeding 397 days and the average maturity of the Fund's investment portfolio will not ex-ceed 90 days. A more detailed description of Rule 2a-7 is set forth in the Fund's Statement of Additional Information under "Investment Objective, Poli-cies and Restrictions."

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) invest 25% or more of its assets in the securities of issuers conducting their principal business activities in any one industry; provided that, for purposes of this restriction, there is no limitation with respect to U.S. Government securities or certificates of deposit and bankers' acceptances issued or guaranteed by, or interest bearing savings deposits maintained at, banks and savings institutions and loan associations (including foreign branches of U.S. banks and U.S. branches of foreign banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to one-quarter of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its as-sets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Govern-ment); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 15% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist; or (5) mortgage, pledge or hypothecate its assets except to secure such borrowings.

  As a matter of operating policy, fundamental policy number 2 would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.
                          PURCHASE AND SALE OF SHARES

  Shares of the Fund may be purchased for cash and thereafter exchanged for shares of the same class of other Alliance Mutual Funds. Under the Alliance Dollar Cost Averaging Program, exchanges may be made automatically each month, thus producing a dollar cost averaging effect. Exchanges also may be made at other times of an investor's choosing. Shares of the Fund should be purchased for cash only as a temporary investment pending exchange into another Alliance Mutual Fund and should not be held as a long-term investment.

  Shares of the Fund also are available to holders of shares of other Alliance Mutual Funds who wish to exchange their shares for shares of a money market fund. Such an exchange transaction is effected through the redemption of the Alliance Mutual Fund shares tendered for exchange and the purchase of shares of the Fund at their respective net asset values as next determined, without sales or service charges. Exchange purchases into the Fund may be made by telephone or written request.

  Alliance Fund Services, Inc. ("AFS") is not responsible for the authenticity of telephone exchange requests. AFS will employ reasonable procedures in order to verify that telephone requests are genuine, and could be liable if it failed to use those procedures. An exchange is a taxable capital transaction for federal tax purposes. The Fund reserves the right to reject any order to acquire its shares through exchange.

HOW TO BUY SHARES

  You can purchase shares of the Fund for cash through broker-dealers, banks or other financial intermediaries. Purchases of shares for cash directly through Alliance Fund Distributors, Inc. ("AFD"), the Fund's principal under-writer, may be made only if the purchaser has a financial intermediary of rec-ord. The minimum initial investment is $250. The minimum for subsequent in-vestments is $50. Investments of $25 or more are allowed under the automatic investment program. See the Subscription Application and Statement of Addi-tional Information for more information.

  Existing shareholders may make subsequent purchases by Electronic Funds Transfer ("EFT") if they have completed the Telephone Transactions section of the Subscription Application or the Shareholder Options form obtained from AFS. Telephone purchase orders can be made by calling (800) 221-5672, may not exceed $500,000, must be received by the Fund by 3:00 p.m. Eastern time on a Fund business day and will be made at the next day's net asset value (less any applicable sales charge).

CLASS A SHARES

  You can purchase Class A shares for cash at net asset value. Class A shares are sold without any initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, you may pay a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if you redeem within one year; Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. See "Ap-plication of the CDSC". As discussed below, Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. On cash purchases of less than $1,000,000, a commission will not be paid to the dealer or agent until the shares are exchanged for Class A shares of another Alliance Mutual Fund.

  Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of pur-chase, but on Class A shares that were received in exchange for Alliance Mu-tual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more you may pay a 1% CDSC that will be assessed as described below under "Applica-tion of the CDSC" if you redeem shares of the Fund within one year of your purchase of the Alliance Mutual Fund Class A shares originally purchased for cash. Consult the Subscription Application and Statement of Additional Infor-mation.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

  You can purchase Class B shares for cash at net asset value without an ini-tial sales charge. However, you may pay a CDSC if you redeem shares within four years after purchase. The amount of the CDSC (expressed as a percentage of the lesser of net asset value at the time of redemption or original cost) will vary according to the number of years from the purchase of Class B shares until the redemption of those shares. The amount of the CDSC on Class B shares is set forth below.

 Year Since
  Purchase                                                                 CDSC
 ----------                                                                ----
 First.................................................................... 4.0%
 Second................................................................... 3.0%
 Third.................................................................... 2.0%
 Fourth................................................................... 1.0%
 Fifth.................................................................... None

  Class B shares purchased for cash will automatically convert to Class A shares eight years after the end of the calendar month in which the sharehold-er's order to purchase was accepted. As discussed below, Class B shares may be exchanged at net asset value for Class B shares of other Alliance Mutual Funds. Following an exchange, Class B shares will continue to age for purposes of determining the CDSC, if any, upon redemption and for purposes of conver-sion to Class A shares.

  Class B shares of the Fund also are offered in exchange for Class B shares of other Alliance Mutual Funds without any initial sales charge. However, you may pay a CDSC if you redeem shares of the Fund within a certain number of years of your original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase. See "Application of the CDSC" below.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

  You can purchase Class C shares for cash or in exchange for Class C shares of another Alliance Mutual Fund without any initial sales charge or CDSC. Thus you will receive the entire net asset value of your shares upon redemption. Class C shares do not convert to any other class of shares of the Fund. As discussed below, Class C shares may be exchanged at net asset value for Class C shares of other Alliance Mutual Funds.

GENERAL

  The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment and whether you intend to subsequently exchange your shares for shares of another Alliance Mutual Fund. If you are making a large cash purchase, thus qualifying for a reduced sales charge on a subsequent exchange, you might consider purchasing Class A shares. If you are making a smaller cash purchase, you might consider purchasing Class B shares because no sales charge will be assessed on subsequent exchanges of those shares. If you are unsure of the length of your investment, you might consider Class C shares because there are no initial or contingent deferred sales charges. Consult your financial agent. Dealers and agents may receive different compensation for selling Class A, Class B or Class C shares. Class B and Class

C shares have higher distribution fees, and thus higher expense ratios, and pay correspondingly lower dividends than Class A shares. There is no size limit on cash purchases of Class A shares. The maximum cash purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $5,000,000. The Fund may refuse any order to purchase shares.

  In addition to the discount or commission paid to dealers, AFD from time to time pays additional cash or other incentives to dealers or agents, including Equico Securities, Inc., an affiliate of AFD, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives will be condi-tioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Alliance Mutual Funds during a specific period of time. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incen-tives of equivalent amount in lieu of such payments.

APPLICATION OF THE CDSC

  The CDSC is applied to the lesser of the net asset value at the time of re-demption of the Class A shares or Class B shares being redeemed and the cost of such shares (or, as to Fund shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Shares ob-tained from dividend or distribution reinvestment are not subject to the CDSC.


  The CDSC is deducted from the amount of the redemption and is paid to AFD. The CDSC will be waived on redemptions of shares following the death or dis-ability of a shareholder, to meet the requirement of certain qualified retire-ment plans or pursuant to a monthly, bimonthly or quarterly systematic with-drawal plan. See the Statement of Additional Information.

HOW THE FUND VALUES ITS SHARES

  The net asset value of each class' shares is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value per share is calculated by determining the amount of assets attributable to each class of shares, subtracting liabilities and dividing by the amount of outstanding shares for such class. In this connection, the Fund uses the amor-tized cost value for determining the value of the Fund's investments. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time).

HOW TO EXCHANGE SHARES

  You may exchange your investment in the Fund for shares of the same class of other Alliance Mutual Funds. Exchanges of Class A shares are made at the net asset value next determined less the amount of any applicable initial sales charge imposed on the Class A shares of the other Alliance Mutual Fund. Con-sult the prospectus of the applicable Alliance Mutual Fund for a further ex-planation of those sales charges.

Exchanges of Class B and Class C shares are made at the net asset values next determined, without sales or service charges. Exchanges may be made by tele-phone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day to receive that day's net as-set value (less the amount of any applicable initial sales charge imposed on the Class A shares of the other Alliance Mutual Fund). The exchange service may be changed, suspended or terminated on 60 days' written notice.

  Under the Alliance Mutual Funds' Right of Accumulation, exchanges of Class A shares made pursuant to the Alliance Dollar Cost Averaging Program or other-wise will be assessed an initial sales charge based on the shareholder's total Alliance Mutual Funds holdings, including shares of the Fund, and therefore may be eligible for a reduced sales charge. Consult with your financial repre-sentative or Alliance regarding the Alliance Dollar Cost Averaging Program, Rights of Accumulation and other time and money saving services to investors.


  Class A and Class B shares will age without regard to exchanges for purposes of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purposes of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When re-demption occurs, the CDSC applicable to the original shares is applied.

HOW TO SELL SHARES

  You may "redeem", i.e., sell your shares to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value (less any applicable CDSC for Class A and Class B shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares acquired in exchange for Alliance Mutual Fund shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days).

SELLING SHARES THROUGH YOUR BROKER

  Your broker must receive your request before 4:00 p.m. Eastern time, and your broker must transmit your request to the Fund by 5:00 p.m. Eastern time, to receive that day's net asset value (less any applicable CDSC for Class A and Class B shares). Your broker is responsible for furnishing all necessary documentation to the Fund, and may charge you for this service.

SELLING SHARES DIRECTLY TO THE FUND

  Send a signed letter of instruction or stock power form to AFS, along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a na-tional stock exchange or other eligible guarantor institution. Stock power forms are available from your financial intermediary, AFS and many commercial banks. Additional documentation is required for the sale of shares by corpora-tions, intermediaries, fiduciaries and surviving joint owners. For details contact:

                         Alliance Fund Services, Inc.
                                 P.O. Box 1520
                            Secaucus, NJ 07096-1520
                                1-800-221-5672

  Alternatively, a request for redemption of shares for which no stock certif-icates have been issued can also be made by telephone to 800-221-5672. Tele-phone redemption requests must be made by 4:00 p.m. Eastern time on a Fund business day to receive that day's net asset value (less any applicable CDSC for Class A and Class B shares) and may be made only once in any 30-day peri-od. A shareholder who has completed the Telephone Transactions section of the Subscription Application, or the Shareholder Options form obtained from AFS, can elect to have the proceeds of their redemption sent to their bank via an EFT. Proceeds of telephone redemptions also may be sent by check to a share-holder's address of record. Redemption requests by EFT may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or "street name" accounts or re-tirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days. See "General" below.

GENERAL

  The sale or exchange of shares is a taxable transaction for federal tax pur-poses. Under unusual circumstances, the Fund may suspend redemptions or post-pone payment for up to seven days or longer, as permitted by federal securi-ties law. The Fund reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

  Alliance sponsors three other money market funds, Alliance Capital Reserves, Alliance Government Reserves and Alliance Municipal Trust (the "Trusts"). Each of the Trusts offers a class of shares that has a lower expense ratio and pays correspondingly higher dividends than shares of the Fund. However, the Trusts do not have an exchange privilege with Alliance Mutual Funds. Thus, if you held shares of a Trust and wished to transfer your holdings to an Alliance Mu-tual Fund, you would be required to redeem shares of the Trust and purchase shares of that Alliance Mutual Fund with the cash proceeds of your redemption. Such a transaction would be subject to any sales charges applicable to an original purchase for cash (or eventual redemption) of shares of that Alliance Mutual Fund. To obtain the prospectus for any of the Trusts, contact AFS at the Literature telephone number on the cover of this Prospectus.

  During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instruc-tions to AFS. AFS is not responsible for the authenticity of telephone re-quests to purchase, sell or exchange shares. AFS will employ reasonable proce-dures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The tele-phone service may be suspended or terminated at any time without notice.

SHAREHOLDER SERVICES

  AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, 800-221-5672. A shareholder's manual explaining all available services will be provided upon request. To request a shareholder manual call 800-227-4618.

                            MANAGEMENT OF THE FUND

ADVISER

  Alliance Capital Management L.P., a Delaware limited partnership with prin-cipal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement (the "Advisory Agreement") to pro-vide investment advice and, in general, to conduct the management and invest-ment program of the Fund, subject to the general supervision and control of the Trustees of the Fund.

  Alliance is a leading international investment manager supervising client accounts with assets as of September 30, 1995 totaling more than $143.9 bil-lion (of which more than $47 billion represents the assets of investment com-panies). Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 50 registered investment companies managed by Alli-ance comprising 104 separate investment portfolios currently have over two million shareholders. As of September, 1995, Alliance was retained as an in-vestment manager for 29 of the Fortune 100 companies.

  Alliance Capital Management Corporation, the sole general partner of, and the owner of 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incor-porated, a holding company controlled by AXA, a French insurance holding com-pany. Certain information concerning the ownership and control of Equitable by AXA is set forth in the Statement of Additional Information under "Management of the Fund."

  Under its Advisory Agreement with the Fund, Alliance provides investment ad-visory services and order placement facilities for the Fund and pays all com-pensation of Trustees and officers of the Fund who are affiliated persons of Alliance. Alliance or its affiliates also furnish the Fund, without charge, management supervision and assistance and office facilities and provide per-sons satisfactory to the Fund's Trustees to serve as the Fund's officers. Un-der the Advisory Agreement, the Fund pays Alliance a fee at the annual rate of
 .25 of 1% of the first $1.25 billion of the Fund's average daily net assets; .24 of 1% of the next $.25 billion of such assets; .23 of 1% of the next $.25 billion of such assets; .22 of 1% of the next $.25 billion of such assets; .21 of 1% of the next $1 billion of such assets, and; .20 of 1% of such average daily net assets in excess of $3 billion. The fee is accrued daily and paid monthly.

RULE 12B-1 DISTRIBUTION SERVICES AGREEMENT

  Rule 12b-1 adopted by the Securities and Exchange Commission (the "Commis-sion") under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement"), which includes a plan adopted pursuant to Rule 12b-1 (the "Plan") with AFD. Pursuant to the Plan, the

Fund pays to AFD a Rule 12b-1 distribution services fee at an annual rate of
 .50 of 1% of the Fund's aggregate average daily net assets attributable to the Class A shares, 1.00% of the Fund's aggregate average daily net assets attrib-utable to the Class B shares and .75 of 1% of the Fund's aggregate average daily net assets attributable to the Class C shares to compensate AFD for dis-tribution services. The Agreement provides that a portion of the distribution services fee in an amount equal to .25% of the aggregate average daily net as-sets of the Fund attributable to each of the Class A shares, Class B shares and Class C shares constitutes a service fee that AFD will use for personal service and/or the maintenance of shareholder accounts.

  The Agreement provides that AFD may spend the distribution services fee it receives from the Fund as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the Fund, including, but not limited to, compensation of employees of AFD, compensation and expenses, including overhead and telephone and other communication expenses, of AFD and other broker-dealers, banks and other financial intermediaries that engage in or support the distribution of shares of the Fund, the preparation, printing and distribution of prospectuses, statements of additional information, sales literature and advertising materials, and other promotional activities. In this regard, some payments under the Agreement are used to compensate finan-cial intermediaries with trail or maintenance commissions in an amount equal to .25%, annualized, with respect to Class A shares and Class B shares, and
 .50%, annualized, with respect to Class C shares, of the assets maintained in the Fund by their customers. The Agreement also provides that AFD may, if it wishes, retain all or any portion of the distribution services fees received from the Fund for its own purposes. Distribution services fees are accrued daily and paid monthly, and are charged as expenses of the Fund as accrued. The Agreement also provides that Alliance may use its own resources to finance the distribution of the Fund's shares.

  The Fund is not obligated under the Agreement to pay any distribution serv-ices fee in excess of the amounts set forth above. Since AFD's compensation with respect to each of the Class A shares, Class B shares and Class C shares is not directly tied to its expenses incurred with respect to such class, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses.

  In the event that the Agreement is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to AFD with respect to that class, and (ii) the Fund would not be obligated to pay AFD for any amounts expended under the Agreement not previously recovered by AFD from distribution services fees in respect of shares of such class or recovered through deferred sales charges.

  The Agreement is in compliance with rules of the National Association of Se-curities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mu-tual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

  As interpreted by courts and administrative agencies, the Glass-Steagall Act and other applicable laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of coun-sel, these laws and regulations do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that change in these laws prevented a bank from providing such services, it is ex-pected that other service arrangements would be made and that shareholders would not be adversely affected. The State of Texas requires that shares of the Fund may be sold in that state only by dealers or other financial institu-tions that are registered there as broker-dealers.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  All net income of the Fund is determined each business day at 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of each class via automatic investment in additional full and frac-tional shares in each shareholder's account. As such additional shares are en-titled to dividends on following days, a compounding growth of income occurs.

  Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

  The Fund intends to qualify for each taxable year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, and, as such, will not be liable for federal income and excise taxes on the invest-ment company taxable income and net capital gains distributed to its share-holders. For federal income tax purposes, distributions out of interest income earned by the Fund and net realized short-term capital gains are taxable to you as ordinary income, and distributions of net realized long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions by the Fund may also be subject to certain state and local taxes. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

                              GENERAL INFORMATION

ORGANIZATION

  AFD Exchange Reserves is a Massachusetts business trust that was organized on January 14, 1994. It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal law. Shareholders have available certain procedures for the removal of Trust-ees.

  A shareholder in the Fund will be entitled to his pro rata share of all div-idends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares. The Fund is empowered to establish, without share-holder approval, additional portfolios which may have different investment ob-jectives.

  Shares are normally entitled to one vote for all purposes. Generally, shares of the Fund vote as a single series on matters, such as the election of Trust-ees, that affect all shareholders of the Fund in substantially the same man-ner. Class A, Class B and Class C shares have identical voting, dividend, liq-uidation and other rights, except that each class bears its own distribution and transfer agency expenses. Each class of shares votes separately with re-spect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. Certain additional matters relating to the organization of the Fund are dis-cussed in the Statement of Additional Information.

REGISTRAR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

  Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of Alli-ance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund. The transfer agency fee with respect to the Class B shares will be higher than the transfer agency fee with respect to the Class A shares or Class C shares.

PRINCIPAL UNDERWRITER

  Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, an indirect wholly-owned subsidiary of Alliance, is the Principal Underwriter of shares of the Fund.

ADDITIONAL INFORMATION

  This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a rea-sonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C. This prospectus does not consti-tute an offering in any state in which such offering may not lawfully be made.

AFD PRO 2/96

This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


TABLE OF CONTENTS                                                          PAGE
--------------------------------------------------------------------------------

Expense Information                                                           2
Financial Highlights                                                          3
Description of the Fund                                                       4
Purchase and Sale of Shares                                                   6
Management of the Fund                                                       12
Dividends, Distributions and Taxes                                           14
General Information                                                          15


                                    ADVISER
                        Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                               New York, NY 10105





                                      AFD
--------------------------------------------------------------------------------
                                    Exchange
--------------------------------------------------------------------------------
                                    Reserves
--------------------------------------------------------------------------------


                                   Prospectus
                                February 1, 1996


Goal: Maximum current income consistent with safety of principal and liquidity.



                                                 [LOGO OF ALLIANCE APPEARS HERE]
                                                 -------------------------------

(LOGO)                                      AFD EXCHANGE RESERVES
_________________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618

               STATEMENT OF ADDITIONAL INFORMATION
                        February 1, 1996

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated February 1, 1996. Copies of such Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or the Literature telephone number shown above.
                        TABLE OF CONTENTS
                                                             Page

         Investment Objective, Policies
           and Restrictions ...............................  [  ]

         Management of the Fund............................  [  ]

         Expenses of the Fund..............................  [  ]

         Purchase of Shares................................  [  ]

         Redemption and Repurchase of Shares...............  [  ]

         Shareholder Services..............................  [  ]

         Daily Dividends--Determination of
           Net Asset Value.................................  [  ]

         Taxes.............................................  [  ]

         Portfolio Transactions............................  [  ]

         General Information...............................  [  ]

         Appendix--Commercial Paper and
           Bond Ratings....................................  [  ]

         Financial Statements..............................  [  ]

         Independent Auditor's Report......................  [  ]

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

         INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS


         AFD Exchange Reserves (the "Fund") is a diversified, open- end investment company. The Fund's objective is maximum current income to the extent consistent with safety of principal and liquidity. The Fund pursues its objective by maintaining a portfolio of high quality U.S. dollar-denominated money market securities. In accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), the Fund will invest in securities which at the time of investment have remaining maturities not exceeding 397 days and the average maturity of the Fund's investment portfolio will not exceed 90 days. Accordingly, the Fund may make the following investments diversified by maturities and issuers:

         1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

         2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         3. Commercial paper, including variable amount master demand notes, of high quality (i.e., rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., or Duff 1 or Duff 2 by Duff & Phelps Inc. or, if not rated, issued by U.S. or foreign companies which have an outstanding debt issue rated AAA, AA or A by Standard & Poor's, or Aaa, Aa or A by Moody's and participation interests in loans extended by banks to such companies). For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         4. Repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into only with those banks (including State Street Bank and Trust Company, the Fund's Custodian) or broker-dealers ("vendors") that are eligible under the procedures adopted by the Trustees of the Trust for evaluating and monitoring such vendors' creditworthiness. For each repurchase agreement, the Fund requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed one year, the term of the repurchase agreement is always less than one year. In the event that a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Fund's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the fund is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

         Reverse Repurchase Agreements. While the Fund has no plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

         Asset-backed Securities. The Fund may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Fund's current intention to limit its investment in such securities to not more than 5% of its net assets.

         Illiquid Securities. The Fund has adopted the following investment policy which may be changed by the vote of the
Trustees: The Fund will not invest in illiquid securities if immediately after such investment more than 10% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restriction on resale and (b) repurchase agreements not terminable within seven days.

         The Fund may purchase restricted securities that are determined by Alliance to be liquid in accordance with procedures adopted by the Trustees. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933, as amended (the "Securities Act"). The Fund may purchase restricted securities eligible for resale under Rule 144A under the Securities Act and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act and, in each case, determined by Alliance to be liquid in accordance with procedures adopted by the Trustees of the Fund.

         In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Fund may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Securities and Exchange Commission ("Commission") has stated that Section 4(2) paper may be determined to be liquid by the Fund's Trustees, so long as certain conditions, which are described below, are met.

         In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the Commission adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

         The Fund's Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees have delegated the function of making day-to-day determinations of liquidity to Alliance, pursuant to guidelines approved by the Trustees.

         Alliance Capital Management L.P. ("Alliance") takes into account a number of factors in determining whether a restricted security eligible for resale under Rule 144A of the Securities Act being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

        (ii) the number of dealers making quotations to purchase or sell the security;

       (iii) the number of other potential purchasers of the security;

        (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer);
              and

        (vi) any applicable Commission interpretation or position with respect to such types of securities.

         To make the determination that an issue of Section 4(2) paper is liquid, Alliance must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

        (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROS"), or if only NRSRO rates the security, by that NRSRO; if the security is unrated, Alliance must determine that the security is of equivalent quality.

         Alliance must also consider the trading market for the specific security, taking into account all relevant factors.

         Following the purchase of a restricted security by the Fund, Alliance monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

         Subject to its policy of not investing 25% or more of its total assets in instruments issued by foreign branches of foreign banks and other foreign entities, the Fund may make investments in certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, foreign branches of U.S. banks and U.S. and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Fund makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and the lack of uniform accounting and financial reporting standards. There can be no assurance, as is true with all investment companies, that the Fund's objective will be achieved.

         Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The Fund's investment objective may not be changed without the affirmative vote of a majority of the Fund's outstanding shares as defined below. Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Fund without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

         The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule.

         Currently, pursuant to Rule 2a-7, the Fund may invest only in "eligible securities," as that term is defined in the Rule. Generally, an eligible security is a security that (i) is denominated in U.S. Dollars and has a remaining maturity of 397 days or less; (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; and (iii) has been determined by Alliance to present minimal credit risks pursuant to procedures approved by the Trustees. A security that originally had a maturity of greater than 397 days is an eligible security if its remaining maturity at the time of purchase is 397 calendar days or less and the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if Alliance determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix attached hereto.

         Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies or instrumentalities. In addition, the Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities and (B) five percent of its total assets in second tier securities.

Investment Restrictions

         The following restrictions may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares, whichever is less.

         The Fund:

         1. May not invest 25% or more of its assets in the securities of issuers conducting their principal business activities in any one industry; provided that, for purposes of this restriction, there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities or certificates of deposit and bankers' acceptances issued or guaranteed by, or interest-bearing savings deposits maintained at, banks and savings institutions and loan associations (including foreign branches of U.S. banks and U.S. branches of foreign banks);

         2. May not invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation;

         3. May not invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

         4. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

         5. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Fund's assets;

         6. May not make loans, provided that the Fund may purchase money market securities and enter into repurchase agreements; or

         7. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of Alliance who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

         As a matter of operating policy, fundamental investment restriction number 2 would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

         In connection with the qualification or registration of the Fund's shares for sale under the securities laws of certain states, the Fund has agreed, in addition to the foregoing investment restrictions, that it (i) will not invest more than 5% of the value of its total assets at the time of purchase in the commercial paper, including variable amount master demand notes, of any one issuer, and (ii) will not pledge, hypothecate or in any manner transfer, as security for indebtedness, securities owned by the Fund if such pledge, hypothecation, or transfer would then result in more than 10% of the Fund's net assets being so encumbered.



                     MANAGEMENT OF THE FUND


Trustees and Officers

         The Trustees and principal officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Trust as determined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by Alliance.

Trustees

         RUTH BLOCK, 65, is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). She was formerly an Executive Vice President and the Chief Insurance Officer of the Equitable Life Assurance Society of the United
States since prior to 1991.   Her address is P.O. Box 4653,
Stamford, Connecticut  06903.

         JOHN D. CARIFA*, 50, is the President, Chief Operating
Officer and a Director of Alliance Capital Management Corporation
("ACMC")**, with which he has been associated since prior to 1991.


         DAVID H. DIEVLER, 66, was formerly a Senior Vice
President of ACMC with which he had been associated since prior to 1991. He is currently an independent consultant. His address is P.O. Box 167, Spring Lake, New Jersey 07762.

         JOHN H. DOBKIN, 53, has been President of Historic Hudson Valley (historic preservation) since prior to 1991. Previously, he was Director of the National Academy of Design. From 1987 to 1992 he was a Director of ACMC. His address is 105 West 55th Street, New York, New York 10019.

         WILLIAM H. FOULK, JR., 63, was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1991. His address is 2 Hekma Road, Greenwich, CT 06831.

         DR. JAMES M. HESTER, 71, is President of the Harry Frank
Guggenheim Foundation and a Director of Union Carbide
Corporation, with which he has been associated since prior to 1991. His address is 45 East 89th Street, New York, New York
10128.

         CLIFFORD L. MICHEL, 56, is a member of the law firm of Cahill Gordon & Reindel with which he has been associated since prior to 1991. He is Chief Executive Officer of Wenonah Development Company (investments) and a Director of Placer Dome, Inc. (mining) and Faber-Castell Corporation (writing instruments). His address is St. Bernard's Road, Gladstone, New Jersey 07934.



________________________

*   An "interested person" of the Fund as defined in the Act.

**  For purposes of this Statement of Additional Information,
    ACMC refers to Alliance Capital Management Corporation, the sole general partner of Alliance, and to the predecessor general partner of Alliance of the same name.

         ROBERT C. WHITE, 75, was formerly a Vice President and the Chief Financial Officer of the Howard Hughes Medical Institute, with which he has been associated since prior to 1991. He is also a Trustee of St. Clair Fixed Income Fund, St. Clair Tax-Free Fund and St. Clair Equity Fund (registered investment companies) and Director of MEDSTAAT, Systems, Inc. (health care information). His address is 30835 River Crossing, Bingham Farms, Michigan 48025.

Officers

         KATHLEEN A. CORBET - Senior Vice President, 35, has been a Senior Vice President of ACMC since July 1993. Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income Management Department, Private Placement Secondary Trading and Fund Management since prior to 1991.

         WAYNE D. LYSKI - Senior Vice President, 54, is an
Executive Vice President of ACMC, with which he has been associated since prior to 1991.

         JOHN F. CHIODI, Jr. - Vice President, 29, is a Vice
President of ACMC, with which he has been associated since prior to 1991.

         PAMELA F. RICHARDSON - Vice President, 42, is a Vice
President of ACMC, with which she has been associated since prior to 1991.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer,
45, is a Senior Vice President of Alliance Fund Services, Inc.
and a Vice President of Alliance Fund Distributors, Inc., with which he has been associated since prior to 1991.

         EDMUND P. BERGAN, Jr. - Secretary, 45, is a Senior Vice President and General Counsel of Alliance Fund Distributors, Inc. and Alliance Fund Services, Inc. and Vice President and Associate General Counsel of ACMC, with which he has been associated since prior to 1991.

         JOSEPH J. MANTINEO, Controller, 36, is a Vice President of Alliance Fund Services, Inc., with which he has been associated since prior to 1991.

         PATRICK J. FARRELL - Assistant Controller, 36, is a Vice
President of Alliance Fund Services, Inc., with which he has been associated since prior to 1991.

         VINCENT S. NOTO - Assistant Controller, 31, is a Money
Market Fund Manager, Mutual Funds of Alliance Fund Services,
Inc., with which he has been associated since prior to 1991.

         EMILIE D. WRAPP - Assistant Secretary, 40, is Special
Counsel and Vice President of AFD, with which she has been associated since prior to 1991.

         The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal period ended September 30, 1995, and the aggregate compensation paid to each of the Trustees during calendar year 1995 by all of the registered investment companies to which Alliance provides investment advisory services (collectively, the "Alliance Fund Complex"), are set forth below. Each of the Trustees is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                Total             Total Number of
                                Compensation      funds in the Alliance
                   Aggregate    From the Alliance Fund Complex, Including
Name of            Compensation Fund Complex,     the Fund, as to which
Trustee of         from the     including         the Trustee is a
the Fund           Fund         the Fund          Director or Trustee
__________         ____________ _________________ ______________________

John D. Carifa        $-0-          $-0-                    49
Ruth Block            $3,000        $159,000                36
David H. Dievler      $2,250        $179,200                42
John H. Dobkin        $3,000        $117,200                29
William H. Foulk, Jr. $3,000        $143,500                30
Dr. James M. Hester   $3,000        $156,000                37
Clifford L. Michel    $2,750        $131,500                36
Robert C. White       $3,000        $133,200                36


         As of January 5, 1996, the Trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

The Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Trustees.

         The Adviser is a leading international investment manager supervising client accounts with assets as of September 30, 1995 of more than $140 billion (of which more than $47 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The Adviser and its subsidiaries employ approximately 1,350 employees who operate out of domestic offices and the overseas offices of subsidiaries in Bombay, Istanbul, London, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 50 registered investment companies comprising 104 separate investment portfolios managed by the Adviser currently have more than two million shareholders. As of September 30, 1995, the Adviser was retained as an investment manager by 29 of the FORTUNE 100 Companies.

         ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of June 30, 1995, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 59% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of June 30, 1995, approximately 33% and 8% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Trustees of the Fund.

         AXA owns approximately 60% of the outstanding voting shares of common stock of ECI. AXA is a member of a group of companies (the "AXA Group") that is the second largest insurance group in France (measured by gross premiums written worldwide) and one of the largest insurance groups in Europe. Principally engaged in property and casualty insurance and life insurance in Europe and elsewhere in the world, the AXA Group is also involved in real estate operations and certain other financial services, including mutual fund management, lease financing services and brokerage services. Based on information provided by AXA, as of January 1, 1995, 42.3% of the issued shares (representing 54.7% of the voting power) of AXA were owned by Midi Participations, a French corporation that is a holding company. The voting shares of Midi Participations are in turn owned 60% by Finaxa, a French corporation that is a holding company, and 40% by subsidiaries of Assicurazioni Generali S.p.A., an Italian corporation (one of which, Belgica Insurance Holding S.A., a Belgian Corporation, owned 34.1%). As of January 1, 1995, 62.1% of the issued shares (representing 75.7% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 31.8% of the issued shares) (representing 39.0% of the voting power), and 26.5% of the issued shares (representing 16.6% of the voting power) of Finaxa were owned by Banque Paribas, a French bank. Including the shares owned by Midi Participations, as of January 1, 1995, the Mutuelles AXA directly or indirectly owned 51.3% of the issued shares (representing 65.8% of the voting power) of AXA. In addition, certain subsidiaries of AXA own 0.4% of the shares of AXA which are not entitled to be voted. Acting as a group, the Mutuelles AXA control AXA, Midi Participations and Finaxa.

         Under the Advisory Agreement, Alliance provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees and officers of the Fund who are affiliated persons of Alliance. Alliance or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .25 of 1% of the first $1.25 billion of the average daily net value of the Fund's net assets, .24 of 1% of the next $.25 billion of such assets, .23 of 1% of the next $.25 billion of such assets, .22 of 1% of the next $.25 billion of such assets,
 .21 of 1% of the next $1 billion of such assets and .20 of 1% of the average daily value of the Fund's net assets in excess of $3 billion. The fee is accrued daily and paid monthly. As to the obtaining of clerical and accounting services not required to be provided to the Fund by Alliance under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by Alliance; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. For the fiscal period ended September 30, 1994, Alliance received from the Fund advisory fees of $60,163. For the fiscal year ended September 30, 1995, Alliance received from the Fund advisory fees of $297,892.

         The Advisory Agreement provides that Alliance will reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, expenditures pursuant to the Distribution Services Agreement described above, and extraordinary expenses, all to the extent permitted by applicable state securities laws and regulations) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Fund may not qualify its shares for sale in every state. The Fund believes that presently the most restrictive state expense ratio limitation imposed by any state in which the Fund has qualified its shares for sale is 2.5% of the first $30 million of the mutual fund's average net assets, 2.0% of the next $70 million of its average net assets and 1.5% of its average net assets in excess of $100 million. For the fiscal period ended September 30, 1994 and for the fiscal year ended September 30, 1995, no reimbursements were required to be made pursuant to the most restrictive expense limitation.

         The Advisory Agreement is terminable without penalty by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Fund's Trustees on 60 days' written notice, or by Alliance on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Alliance, or of reckless disregard of its obligations thereunder, Alliance shall not be liable for any action or failure to act in accordance with its duties thereunder.

         The Advisory Agreement became effective on March 23, 1994 having been approved by the unanimous vote, cast in person, of the Fund's Trustees, including the Trustees who are not parties to the Advisory Agreement or interested persons as defined in the Act of any such party, at a meeting called for that purpose and held on January 18, 1994, and by the Fund's initial shareholder on March 14, 1994.

         The Advisory Agreement will remain in effect until September 30, 1996 and thereafter for successive twelve-month periods (computed from each October 1), provided that such continuance is approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Fund's Trustees, including in either case, approval by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party as defined by the Act.

         Certain other clients of Alliance may have investment objectives and policies similar to those of the Fund. Alliance may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of Alliance to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Alliance to the accounts involved, including the Fund. When two or more of the clients of Alliance (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

                      EXPENSES OF THE FUND


Distribution Services Agreement

         The Fund has entered into a Distribution Services Agreement (the "Agreement") with the Fund's principal underwriter, AFD, to permit the Fund directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the Act (the "Rule 12b-1 Plan").

         Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Fund for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Trustees who are not interested persons of the Fund (as defined in the Act) are committed to the discretion of such disinterested Trustees then in office. The Agreement was initially approved by the Directors of the Fund at a meeting held on January 18, 1994, and by the Fund's initial shareholder on March 14, 1994.

         In approving the Agreement, the Trustees of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. Information with respect to distribution services fees and other revenues and expenses of AFD will be presented to the Trustees each year for their consideration in connection with their deliberations as to the continuance of the Agreement. In their review of the Agreement, the Trustees will be asked to take into consideration separately with respect to each class the distribution expenses incurred with respect to such class. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         During the Fund's fiscal year ended September 30, 1995, the Fund paid distribution services fees for expenditures under the Agreement to AFD with respect to Class A in amounts aggregating $186,700, which constituted .50 of 1% of Class A's average daily net assets during such fiscal year, and Alliance made payments from its own resources aggregating $71,077. Of the $257,777 paid by the Fund and Alliance under the Agreement in the case of the Class A shares, $24,387 was spent on advertising, $4,917 on the printing and mailing of prospectuses for persons other than current shareholders, $87,693 for compensation to broker-dealers, $55,977 for compensation to sales personnel and $84,803 was spent on the printing of sales literature, due diligence, travel, entertainment, occupancy, communications, taxes, depreciation and other promotional expenses.

         During the Funds's fiscal year ended September 30, 1995, the Fund paid distribution services fees for expenditures under the Agreement to AFD with respect to Class B shares in amounts aggregating $688,887, which constituted 1% of Class B's average daily net assets during such fiscal year, and Alliance made payments from its own resources aggregating $1,717,318. Of the $2,406,205 paid by the Fund and Alliance under the Agreement in the case of the Class B shares, $44,323 was spent on advertising, $-0- on the printing and mailing of prospectuses for persons other than current shareholders, $172,189 for compensation to broker-dealers, $1,875,666 for compensation paid to sales personnel, $162,378 for interest on Class B shares financing and $151,649 was spent on the printing of sales literature, due diligence, travel, entertainment, occupancy, communications, taxes, depreciation and other promotional expenses.

         During the Fund's fiscal year ended September 30, 1995, the Fund paid distribution services fees for expenditures under the Agreement to AFD with respect to Class C shares in amounts aggregating $96,961, which constituted .75 of 1% of Class C's average daily net assets during such fiscal year, and Alliance made payments from its own resources aggregating $21,335. Of the $118,296 paid by the Fund and Alliance under the Agreement in the case of the Class C shares, $8,298 was spent on advertising, $-0-on the printing and mailing of prospectuses for persons other than current shareholders, $63,509 for compensation to broker-dealers, $19,138 for compensation to sales personnel and $27,351 was spent on the printing of sales literature, due diligence, travel, entertainment, occupancy, communications, taxes, depreciation and other promotional expenses.

         Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and, in the case of Class C shares, without the assessment of a contingent deferred sales charge, and at the same time to permit AFD to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares, and the distribution services fee on the Class C shares, are the same as those of the initial sales charge (or contingent deferred sales charge, when applicable) and distribution services fee with respect to the Class A shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the Fund's shares.

         The Agreement became effective on March 23, 1994. The Agreement will continue in effect until September 30, 1996 and thereafter for successive twelve-month periods (computed from each October 1) with respect to each class of the Fund, provided, however, that such continuance is specifically approved at least annually by the Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of that class, and in either case, by a majority of the Trustees of the Fund who are not parties to this agreement or interested persons, as defined in the Act, of any such party (other than as trustees of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

         In the event that the Agreement is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to AFD with respect to that class, and (ii) the Fund would not be obligated to pay AFD for any amounts expended under the Agreement not previously recovered by AFD from distribution services fees in respect of shares of such class or through deferred sales charges.

         All material amendments to the Agreement will become effective only upon approval as provided in the preceding paragraph; and the Agreement may not be amended in order to increase materially the costs that the Fund or a particular class of the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class of the Fund affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Trustees or (b) by AFD. To terminate the Agreement, any party must give the other parties 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund is not required to give prior notice to AFD. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of Alliance, receives a transfer agency fee per account holder for each of the Class A, Class B and Class C shares of each portfolio of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B shares is higher than the transfer agency fee with respect to the Class A shares or the Class C shares reflecting the additional costs associated with Class B contingent deferred sales charge. For the fiscal year ended September 30, 1995, the Fund paid Alliance Fund Services, Inc. $144,631 for transfer agency services.



                       PURCHASE OF SHARES


         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares."

General

         Shares of the Fund are offered on a continuous basis at a price equal to their net asset value. Shares of the Fund are available to holders of shares of other Alliance Mutual Funds who wish to exchange their shares for shares of a money market fund and also may be purchased for cash.


         The Fund's three classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class A and Class B shares bear the expense of their respective contingent deferred sales charges, (ii) Class B and Class C shares bear the expense of a higher distribution services fee and higher transfer agency costs, (iii) each class has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid which relates to a specific class and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of both the Class A shareholders and the Class B shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the Class A shareholders and the Class B shareholders will vote separately by Class, and (iv) only the Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

Acquisitions By Exchange

         An exchange is effected through the redemption of the Alliance Mutual Fund shares tendered for exchange and the purchase of shares of the Fund at net asset value. The Alliance Mutual Fund the shares of which are being exchanged must receive
(i) proper instructions and any necessary supporting documents as described in such Fund's Prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges of shares recently purchased by check will be permitted only after reasonable assurance that the check has cleared, which normally takes up to 15 calendar days following the purchase date. Exchanges of shares will generally result in the realization of gain or loss for federal income tax purposes. Each shareholder, and the shareholder's selected dealer or agent, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc. receives written instructions to the contrary from the shareholder. Such telephone requests cannot be accepted with respect to shares then represented by certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 between 9:00 a.m. and 4:00 p.m., Eastern time, on a Fund business day. Telephone requests for exchanges received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

Purchases for Cash

         Shares of the Fund should be purchased for cash only as a temporary investment pending exchange into another Alliance Mutual Fund and should not be held as a long-term investment. Class A, Class B and Class C shares are offered for purchase for cash on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates that have entered into selected agent agreements with the Principal Underwriter ("selected agents"), and (iii) the Principal Underwriter. The minimum for initial investments is $250; subsequent investments (other than reinvestments of dividends and capital gains distributions in shares) must be in the minimum amount of $50. As described under "Shareholder Services," the Fund offers an automatic investment program and a

403(b)(7) retirement plan which permit investments of $25 or more. The subscriber may use the Subscription Application found in the Prospectus for his or her initial investment. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling Class A, Class B or Class C shares.

         Investors may purchase shares of the Fund in the United States for cash through selected dealers or agents or, if the purchaser has a financial intermediary of record, directly through the Principal Underwriter. Shares may also be sold in foreign countries where permissible.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase for cash of Fund shares, a shareholder may place orders to purchase additional shares for cash by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "Literature" telephone number shown on the cover of this Statement of Additional Information. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription.

         The per share net asset value of the Fund's shares is computed in accordance with the Fund's Agreement and Declaration of Trust as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time). For purposes of this computation, the securities in the Fund's portfolio are valued at their amortized cost value. For more information concerning the amortized cost method of valuation of securities, see "Daily Dividends--Determination of Net Asset Value."

         The Fund may refuse any order for the acquisition of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. In addition, the Fund reserves the right, on 60 days' written notice to its shareholders to modify, restrict or terminate the exchange privilege.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal, namely, the telephone, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

         In addition to the discount or commission amount paid to dealers or agents, the Principal Underwriter from time to time pays additional cash bonuses or other incentives to dealers or agents, including Equico Securities, Inc., an affiliate of the Principal Underwriter, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Alliance Mutual Funds, as defined below, during a specific period of time. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer or agent and their immediate family members to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

         The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor intends to subsequently exchange shares for shares of another Alliance Mutual Fund and other circumstances. The Principal Underwriter will reject any order (except orders from certain retirement plans) for more than $250,000 for Class B shares. In addition, the Principal Underwriter will reject any order for more than $5,000,000 of Class C shares.

         Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because sales charges are deducted at the time Class A shares are exchanged for Class A shares of other Alliance Mutual Funds, investors not qualifying for reduced Class A sales charges who expect to exchange their shares for Class A shares of another Alliance Mutual Fund and to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that sales charges will be imposed at the time Class A shares are exchanged for Class A shares of other Alliance Mutual Funds.

         Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares, although these classes are subject to higher continuing distribution charges and, in the case of Class B shares, are subject to a contingent deferred sales charge for a four-year period. This might be true of investors who do not wish to pay sales charges on subsequent exchanges of shares. Those investors who prefer to have all of their funds invested initially but may not wish to retain their investment for the four-year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

         The Trustees of the Fund have determined that currently no conflict of interest exists among the Class A, Class B and Class C shares. On an ongoing basis, the Trustees of the Fund, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Class A Shares

         The public offering price of Class A shares is their net asset value. No sales charge is imposed on Class A shares at the time of purchase. If Class A shares of the Fund are purchased for cash and are exchanged for Class A shares of another Alliance Mutual Fund, the sales charge applicable to the other Alliance Mutual Fund will be assessed at the time of the exchange.

         With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a 1% contingent deferred sales charge at the time of redemption. Class A shares that were received in exchange of Class A shares of another Alliance Mutual Fund that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more and that are redeemed within one year of the original purchase will be subject to a 1% contingent deferred sales charge. No charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, and such charge will be applied to redemptions of shares by shareholders who hold both Class A and Class B shares, as described below under "Class B Shares--Contingent Deferred Sales Charge" and "Class B Shares--Waivers of the Contingent Deferred Sales Charges on Class A Shares and Class B Shares." Proceeds from the contingent deferred sales charge on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services in connection with the sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling Class A Shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions on Class A shares of other Alliance Mutual Funds by combining purchases of shares of the Fund and shares of other Alliance Mutual Funds into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of Alliance Mutual Funds or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. Currently, the Alliance Mutual Funds include:


AFD Exchange Reserves
The Alliance Fund, Inc.
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -U.S. Government Portfolio
Alliance Developing Markets Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Income Builder Fund, Inc.
Alliance International Fund
Alliance Mortgage Securities Income Fund, Inc.
Alliance Mortgage Strategy Trust, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.

Alliance Short-Term Multi-Market Trust, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance World Income Trust, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Strategic Balanced Fund
  -Alliance Short-Term U.S. Government Fund

         Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the "Literature" telephone number shown on the front cover of this Statement of Additional Information.





         Cumulative Quantity Discount (Right of Accumulation). An investor's exchange of Class A shares of the Fund for Class A shares of another Alliance Mutual Fund may qualify for a Cumulative Quantity Discount from any applicable sales charge. The applicable sales charge will be based on the total of:

         (i)  the investor's current purchase;

        (ii) the net asset value (at the close of business on the previous day) of (a) all Class A, Class B and Class C shares of the Fund held by the investor and
              (b) all shares of any other Alliance Mutual Fund held by the investor; and

       (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned shares of the Fund or another Alliance Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of another alliance Mutual Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the rate applicable to a single $300,000 purchase of shares of that Alliance Mutual Fund, rather than the rate applicable to a $100,000 purchase.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Statement of Intention. Class A investors of the Fund may also obtain reduced initial sales charges by means of a written Statement of Intention, which expresses the investor's intention to invest, including through exchange of their Class A shares of the Fund, not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B, and/or Class C shares) of another Alliance Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of any Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs the Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Alliance Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of an Alliance Mutual Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will be necessary to invest only a total of $60,000 during the following 13 months in shares of that Alliance Mutual Fund or any other Alliance Mutual Fund, to qualify for a reduced initial sales charge on the total amount being invested (i.e., the initial sales charge applicable to an investment of $100,000).

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher initial sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Alliance Mutual Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the initial sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the initial sales charge will be used to purchase additional shares of that Alliance Mutual Fund subject to the rate of the initial sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of that Alliance Mutual Fund should complete the appropriate portion of the Subscription Application found in the Prospectus of that Alliance Mutual Fund. Current Class A shareholders of that Alliance Mutual Fund desiring to do so can obtain a form of Statement of Intention by contacting Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of that Alliance Mutual Fund's Statement of Additional Information.

         Certain Retirement Plans. Multiple participant payroll deduction retirement plans may also purchase shares of any Alliance Mutual Fund, including through the exchanges of their Class A shares of the Fund, at a reduced initial sales charge on a monthly basis during the 13-month period following such a plan's initial purchase of that Alliance Mutual Fund's shares. The initial sales charge applicable to such initial purchase of shares of that Alliance Mutual Fund will be that normally applicable, under the schedule of the initial sales charges set forth in the Statement of Additional Information of that Alliance Mutual Fund, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of (i) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period and (ii) the total purchase previously made during the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

Class B Shares

         Investors choosing the deferred sales charge alternative purchase Class B shares for cash at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. Proceeds from the contingent deferred sales charge on the Class B shares purchased for cash are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Class B shares of the Fund are also offered to holders of Class B shares of other Alliance Mutual Funds without any sales charge at the time of purchase in an exchange transaction. When Class B shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied to Class B shares of the Alliance Mutual Fund originally purchased by the shareholder at the time of their purchase.

         Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of their cash purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of cash payment for the purchase of Class B shares until the time of redemption of such shares.

   Year Since            Contingent Deferred Sales Charge as
Cash Purchase            a % of Dollar Amount Subject to Charge
_________________        ___________________________________

First                    4.00%
Second                   3.00%
Third                    2.00%
Fourth                   1.00%
Fifth                    None


         In determining the contingent deferred sales charge applicable to a redemption, it will be assumed that the redemption is first of any shares in the shareholder's Fund account that are not subject to a contingent deferred sales charge, second of Class B shares held for over three years and third of Class A shares that are subject to a contingent deferred sales charge held shortest during the one-year period during which such shares are subject to the sales charge. The CDSC is applied to the lesser of the net asset value at the time of redemption of the Class A shares or Class B shares being redeemed and the cost of such shares (or, as to Fund shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

         Waivers of the Contingent Deferred Sales Charges on Class A Shares and Class B Shares. The contingent deferred sales charges on Class A and Class B shares are waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, or (iii) that had been purchased by present or former Trustees of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan for the benefit of any such person or relative, or by the estate of any such person or relative, or (iv) pursuant to a Systematic Withdrawal Plan (see "Shareholder Services--Systematic Withdrawal Plan").

         Conversion Feature. Class B shares of the Fund will automatically convert to Class A shares of the Fund in accordance with the conversion schedule applicable to the original Alliance Mutual Fund Class B shares purchased, or in the case of Class B shares of the Fund purchased for cash, on the tenth Fund business day in the month following the month in which the eighth anniversary date of the acceptance of the purchase order for the Class B shares occurs, and will no longer be subject to a higher distribution services fee following conversion. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The purposes of the conversion feature are (i) to provide a mechanism whereby the time period for the automatic conversion of Class B shares to Class A shares will continue to elapse in the event the Class B shares originally purchased for cash are subsequently exchanged for Class B shares of the Fund or Class B shares of another Alliance Mutual Fund and (ii) to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the original sale of such shares. See "Shareholder Services--Exchange Privilege."

         For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate subaccount. Each time any Class B shares in the shareholder's account (other than those in the subaccount) convert to Class A shares, an equal pro-rata portion of the Class B shares in the subaccount will also convert to Class A shares.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee and transfer agency costs with respect to Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and

(ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

         Class C Shares. Investors choosing the asset-based sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or contingent deferred sales charge. Class C shares do not convert to any other class of shares of the Fund.

         Class C shares of the Fund are also offered to holders of Class C shares of other Alliance Mutual Funds without any sales charge at the time of purchase or redemption.

         Class C shares incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.



               REDEMPTION AND REPURCHASE OF SHARES
________________________________________________________________

              The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--How to Sell Shares."

Redemption

         Subject only to the limitations described below, the Fund will redeem shares tendered to it, as described below, at a redemption price equal to their net asset value, which is expected to remain constant at $1.00 per share, following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge which may be applicable to Class A or Class B shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price may be made either in cash or in portfolio securities (selected at the discretion of the Trustees of the Fund and taken at their value used in determining the redemption price), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Trustees believe that economic conditions exist which would make such a practice detrimental to the best interests of the Fund.

         The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase and the income earned. Redemption proceeds on Class A shares and Class B shares will reflect the deduction of the contingent deferred sales charge, if any. Payment (either in cash or in portfolio securities) received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of a Portfolio for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by Electronic Funds Transfer, once in any 30 day period, of shares for which no stock certificates have been issued by telephone at
(800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000, and must be made before 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by Electronic Funds Transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption By Check. Except as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of Fund shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to shares
(i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the shareholder or options form.

         General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor Alliance, AFD or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

Repurchase

         The Fund may repurchase shares through the AFD or selected dealers or agents. The repurchase price will be the net asset value next determined after AFD receives the request (less the contingent deferred sales charge, if any, with respect to the Class A shares and Class B shares), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by AFD prior to its close of business on that day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting the request to AFD by 5:00 p.m. If the selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer shares of the Fund to AFD either directly or through a selected dealer or agent. Neither the Fund nor AFD charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any, with respect to Class A shares and Class B shares). Normally, if shares of the Fund are offered through a selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of a Portfolio recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--Shareholder Services."

Exchange Privilege

         Class A shareholders of the Fund can exchange their Class A shares for Class A shares of any Alliance fund without the payment of any sales or service charges. For purposes of applying any applicable contingent deferred sales charge upon the newly acquired Class A shares, the period of time the Class A shares surrendered in the exchange have been held is added to the period of time the newly acquired shares have been held. Prospectuses for each Alliance fund may be obtained by contacting Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information or by telephone at
(800) 227-4618 or, in Illinois, (800) 227-4170.

         Class B shareholders of the Fund can exchange their Class B shares ("original Class B shares") for Class B shares of any other Alliance fund that offers Class B shares ("new Class B shares") without the payment of any contingent deferred sales or service charges. For purposes of computing both the time remaining before the new Class B shares convert to Class A shares of that fund and the contingent deferred sales charge payable upon disposition of the new Class B shares, the period of time for which the original Class B shares have been held is added to the period of time for which the new Class B shares have been held. When redemption occurs, the applicable CDSC schedule is that which applied at that time to the Alliance Class B shares purchased by the shareholder for cash.

         Class C shareholders of the Fund can exchange their Class shares for Class C shares of the other Alliance funds.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus for the Alliance fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance fund whose shares are being exchanged of
(i) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of Alliance funds will generally result in the realization of a capital gain or loss for Federal income tax purposes.

         Each shareholder, and the shareholder's selected dealer or agent, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives written instruction to the contrary from the shareholder. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         Neither the Alliance Funds nor Alliance, AFD or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance funds being acquired may be legally sold. Each Alliance fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Automatic Investment Program

         Investors may purchase shares of the Fund through an automatic investment program utilizing "pre-authorized check" drafts drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. Drafts may be made in paper form or, if the investor's bank is a member of the NACHA, in electronic form. If made in paper form, the draft is normally made on the 20th day of each month, or the next business day thereafter. If made in electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

         A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Fund has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

         Individual Retirement Account ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by the Fund is deferred until distribution from the IRA. An individual's eligible contribution to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals.

         If the aggregate net asset value of shares of Alliance funds held by a qualified plan reaches $5 million on or before December 15 in any year, all Class C shares of the Fund held by such plan can be exchanged at the plan's request, without any sales charge, for Class A shares of such Fund.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirements plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable, which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Dividend Direction Plan

         A shareholder who already maintains, in addition to his or her Class A, Class B or Class C Fund account, a Class A,
Class B or Class C account(s) with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid on his or her Class A, Class B or Class C Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting Alliance Fund Services, Inc. at the address or the "Literature" telephone number shown on the cover of this Statement of Additional Information. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. to establish a dividend direction plan.


Systematic Withdrawal Plan

         General. Any shareholder who owns or purchases shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

         Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such withdrawal payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

         Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General." Purchases of additional shares concurrently with withdrawals maybe undesirable because of the imposition of sales charges. While an occasional lump-sum investment may be made by a shareholder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

         Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Fund shareholders desiring to do so can obtain an application form by contacting Alliance Fund Services, Inc. at the address or the "Literature" telephone number shown on the cover of this Statement of Additional Information.

         Class B CDSC Waiver for Shares Acquired After July 1, 1995. Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B shares in a shareholder's account originally acquired for cash after July 1, 1995 may be redeemed free of any contingent deferred sales charge. Class B shares acquired after July 1, 1995 that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward these limitations. Remaining Class B shares acquired after July 1, 1995 that are held the longest will be redeemed next. Redemptions of Class B shares acquired after July 1, 1995 in excess of the foregoing limitations and redemptions of Class B shares acquired before July 1, 1995 will be subject to any otherwise applicable contingent deferred sales charge.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent auditors, McGladrey & Pullen LLP, as well as a monthly cumulative dividend statement and a confirmation of each purchase and redemption. By contacting his or her broker or Alliance Fund Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

Checkwriting

         A New Class A or Class C investor may fill out a Signature Card to authorize the Fund to arrange for a checkwriting service through State Street Bank and Trust Company (the "Bank") to draw against Class A or Class C shares of the Fund redeemed from the investor's account. A Class A or Class C shareholder wishing to establish this checkwriting service should contact the Fund by telephone or mail. Under this service, checks may be made payable to any payee in any amount not less than $500 and not more than 90% of the net asset value of the Class A or Class C shares in the investor's account (excluding for this purpose the current month's accumulated dividends and shares for which certificates have been issued). Corporations, fiduciaries and institutional investors are required to furnish a certified resolution or other evidence of authorization. This checkwriting service will be subject to the Bank's customary rules and regulations governing checking accounts, and the Fund and the Bank each reserve the right to change or suspend the checkwriting service. There is no charge to the shareholder for the initiation and maintenance of this service or for the clearance of any checks.

         When a check is presented to the Bank for payment, the Bank, as the shareholder's agent, causes the Fund to redeem, at the net asset value next determined, a sufficient number of full and fractional shares in the shareholder's account to cover the check. A shareholder should not attempt to close his or her account by use of a check. In this regard, the Bank has the right to return checks (marked "insufficient funds") unpaid to the presenting bank if the amount of the check exceeds 90% of the assets in the account. Cancelled (paid) checks are returned to the shareholder. The checkwriting service enables the shareholder to receive the daily dividends declared on the shares to be redeemed until the day that the check is presented to the Bank for payment.



        DAILY DIVIDENDS--DETERMINATION OF NET ASSET VALUE


         All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. (Eastern time) (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share of each class is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

         Dividends paid by the Fund, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fees applicable to Class B and Class C shares, and any incremental transfer agency costs relating to Class B shares, will be borne exclusively by the class to which they relate.

         The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         The Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. The Fund also purchases instruments which, at the time of investment, have remaining maturities of no more than 397 days. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, should be initiated. In the event the Trustees determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;
(2) withholding dividends of net income on shares; or
(3) establishing a net asset value per share using available market quotations or equivalents. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

         The net asset value of the shares is determined each business day as of the close of regular trading in the Exchange currently 4:00 p.m. (Eastern time). The net asset value per share of each class is calculated by determining the amount of assets attributable to each class of shares, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to Alliance, are accrued daily.



                              TAXES


         The Fund has qualified to date and intends to qualify in each future year to be taxed as a regulated investment company under the Code, and as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

         For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

                     PORTFOLIO TRANSACTIONS


         Subject to the general supervision of the Trustees of the Fund, Alliance is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

         The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, Alliance, in its discretion, purchases and sells securities through dealers who provide research, statistical and other information to Alliance. Such services may be used by Alliance for all of its investment advisory accounts and, accordingly, not all such services may be used by Alliance in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by Alliance under Advisory Agreement, and the expenses of the Alliance will not necessarily be reduced as a result of the receipt of such information. During the fiscal period ended September 30, 1994 and for the fiscal year ended September 30, 1995, the Fund incurred no brokerage commissions.



                       GENERAL INFORMATION


Capitalization

         The Fund has an unlimited number of authorized Class A, Class B and Class C shares of beneficial interest par value $.001 per share, which may, without shareholder approval, be divided into an unlimited number of series. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of each portfolio participate equally in dividends and distributions from that Portfolio, including any distributions in the event of a liquidation. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series for the election of Trustees and on any other matter affecting all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio vote as a separate series. Certain procedures for the removal by shareholders of Trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.

         An order has been received from the Commission permitting the issuance and sale of multiple classes of shares representing interests in the Fund's investment portfolio.

         As of the close of business of January 5, 1996, there were 118,162,479 shares of beneficial interest of the Fund outstanding. Of this amount, 37,869,927 shares were Class A shares, 68,676,273 shares were Class B shares and 11,616,279 shares were Class C shares. Set forth below is certain information as to all persons who, of record or beneficially, held 5% or more of any of the classes of the Fund's shares outstanding at January 5, 1996:

                             No. of              % of
Name and Address             Shares              Class

Class C Shares

Verlin R. Eppert             1,090,412           9%
Rosalie A. Eppert Jt Ten
31490 Bellvine Trail
Birmingham, MI  48025-3703

Shareholder Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Fund. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of Alliance, such risk is not material.

Custodian

         State Street Bank and Trust Company, 225 Franklin
Street, Boston, Massachusetts 02110, acts as custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of the Fund. Alliance Fund Distributors, Inc. is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between the Fund and Alliance Fund Distributors, Inc., the Fund has agreed to indemnify the distributors, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act, as amended.

Independent Auditors

         An opinion relating to the Fund's financial statements is given herein by McGladrey & Pullen LLP, 555 Fifth Avenue, New
York, New York, independent auditors for the Fund.

Counsel

         Legal matters in connection with the issuance of the shares offered hereby have been passed upon by Seward & Kissel, One Battery Park Plaza, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

Yield Quotations

         Advertisements containing yield quotations which are computed separately for Class A, Class B and Class C shares may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act. Yield quotations are thus determined by (i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7)--with the resulting yield figure carried to the nearest hundredth of one percent. Effective annual yield represents a compounding of the annualized yield according to the following formula:

effective yield = ((base period return + 1)365/7) - 1.

         Dividends for the seven days ended September 30, 1995 for Class A amounted to an annualized yield of 4.48% equivalent to an effective yield of 4.58%, for Class B an annualized yield of 3.98% equivalent to an effective yield of 4.06% and for Class C an annualized yield of 4.25% equivalent to an effective yield of 4.34%. Current yield information can be obtained by a recorded message by telephoning toll-free at (800) 221-9513 or in New York State at (212) 785-9106.

         Additional Information. Any shareholder inquiries may be directed to the shareholder's broker or Alliance Fund Services, Inc. at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Trust with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

                            APPENDIX

_______________________________________________________________

Prime-1, Prime-2, A-1, A-2, Fitch-1, Fitch-2,
Duff 1 and Duff 2 Commercial Paper Ratings

         The Fund will invest only in paper maintaining a high quality rating.

         "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"), and indicates superior ability for repayment of senior short-term debt obligations. "Prime-2" is the second highest, and denotes a strong, but somewhat lesser degree of assurance. Commercial paper issuers rated "Prime" have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

         Commercial paper issuers rate "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long term debt is "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry with superior management. Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". The numbers 1 and 2 indicate the relative degree of safety regarding timely payment with "A-1" paper being somewhat higher than "A-3".

         Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

         Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.

         Bonds rated "AAA" and "Aaa" have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's "AAA" rating indicates an extremely strong capacity to pay principal and interest. Bonds rated "AA" by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree. Standard & Poor's "A" rated bonds have a strong capacity to pay interest and repay principal but are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than are higher rated bonds.

         Moody's "Aaa" rating indicates the ultimate degree of protection as to principal and interest. Moody's "Aa" rated bonds, though also high-grade issues, are rated lower than "Aaa" bonds because margins of protection may not be as large, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appeal somewhat larger. Moody's "A" rated bonds are considered upper medium grade obligations possessing many favorable investment attributes. Although factors giving security to principal and interest are considered adequate, elements may exist which suggest that the bonds may be susceptible to impairment sometime in the future.

























                               50
00250163.AG8

STATEMENT OF NET ASSETS
September 30, 1995                     AFD Exchange Reserves
============================================================

PRINCIPAL
 AMOUNT
  (000)              SECURITY          YIELD       VALUE
------------------------------------------------------------
                 U.S. GOVERNMENT & AGENCY
                 OBLIGATIONS--99.2%
                 FEDERAL NATIONAL
                 MORTGAGE ASSOCIATION--57.8%
  $  1,800       11/21/95.............  5.57%  $  1,785,796
    24,000       11/29/95.............  5.58     23,780,520
     2,000       10/12/95.............  5.60      1,996,578
    20,100       10/20/95.............  5.65     20,040,063
    10,000       1/22/96..............  6.04      9,810,411
    10,000       5.45%, 4/04/97 FRN     5.55      9,992,935
                                               ------------
                                                 67,406,303
                                               ------------
                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION--34.6%
    30,000        10/23/95............  5.58     29,897,700
     4,500        10/23/95............  5.60      4,484,600
     1,000        11/06/95............  5.62        994,380
     3,000        10/16/95............  5.64      2,992,950
     2,000        10/16/95............  5.65      1,995,292
                                               ------------
                                                 40,364,922
                                               ------------
PRINCIPAL
 AMOUNT
  (000)          SECURITY             YIELD        VALUE
===========================================================

               FEDERAL HOME LOAN BANK--6.8%
$7,000       11/17/95...............  5.61%    $  6,948,731
 1,000       11/28/95...............  5.61          990,962
                                               ------------
                                                  7,939,693
                                               ------------

               TOTAL INVESTMENTS--99.2%
                 (amortized cost
                 $115,710,918)...               115,710,918
               Other assets less
                 liabilities--0.8%.                 946,655
                                               ------------

               NET ASSETS--100%
                (offering and redemption
                price of $1.00 per share;
                41,120,079 Class A shares;
                65,270,787 Class B shares and
                10,268,998 Class C shares
                outstanding)..........         $ 116,657,573
                                               =============

----------------------------------------------------------

GLOSSARY OF TERMS:
FRN - Floating Rate Note

See notes to financial statements.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1995                         AFD EXCHANGE RESERVES
===============================================================================

INVESTMENT INCOME
 Interest......................................                       $ 6,984,634

EXPENSES
 Advisory fee..................................        $    297,892
 Distribution fee-Class A......................             186,700
 Distribution fee-Class B......................             688,887
 Distribution fee-Class C......................              96,961
 Transfer agency...............................             197,666
 Administrative................................             116,000
 Registration fees.............................             113,960
 Custodian.....................................              70,098
 Amortization of organizational expense........              50,374
 Audit and legal...............................              44,062
 Trustees' fees................................              19,767
 Printing......................................              11,397
 Miscellaneous.................................               6,906
                                                       ------------
 Total expenses................................           1,900,670
 Less: fee waiver..............................             (87,000)    1,813,670
                                                       ------------   -----------
 Net investment income.........................                         5,170,964

REALIZED LOSS ON INVESTMENTS
 Net realized loss on investments..............                            (1,256)
                                                                      -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS.....                       $ 5,169,708
                                                                      ===========

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                       MARCH 25,1994(A)
                                                     YEAR ENDED               TO
                                                 SEPTEMBER 30, 1995   SEPTEMBER 30, 1994
                                                 ------------------   ------------------
INCREASE IN NET ASSETS FROM OPERATIONS
 Net investment income.........................        $  5,170,964          $   504,187
 Net realized loss on investments..............              (1,256)              (1,035)
                                                       ------------          -----------
 Net increase in net assets from operations....           5,169,708              503,152

DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income
  Class A......................................          (1,730,554)            (129,869)
  Class B......................................          (2,869,673)            (292,791)
  Class C......................................            (570,737)             (81,527)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 Net increase..................................          62,057,743           54,501,921
                                                       ------------          -----------
 Total increase................................          62,056,487           54,500,886

NET ASSETS
 Beginning of period...........................          54,601,086              100,200
                                                       ------------          -----------
 End of period.................................        $116,657,573          $54,601,086
                                                       ============          ===========
------------------------------------------------------------------------------------------

(a)  Commencement of operations.
     See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995                                         AFD EXCHANGE RESERVES
================================================================================

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are offered to holders of Class A shares of other Alliance funds without any sales charge at the time of purchase or redemption. Class B shares are offered to holders of Class B shares of other Alliance funds without any sales charge at the time of purchase. Class B shares which are redeemed within a certain number of years of the original purchase of Alliance fund Class B shares will be subject to a contingent deferred sales charges. Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the original Alliance fund Class B shares purchased. Class C shares are offered to holders of Class C shares of other Alliance funds without any sales charge at the time of purchase or redemption. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES

Organization expenses of approximately $252,000 have been deferred and are being amortized on a straight-line basis through March, 1999.

3. TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end.

5. INVESTMENT INCOME AND SECURITY TRANSACTIONS

Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.
--------------------------------------------------------------------------------
NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund pays its Adviser, Alliance Capital Management L.P. an advisory fee at the annual rate of .25 of 1% on the first $1.25 billion of average daily net assets; .24 of 1% on the next $.25 billion; .23 of 1% on the next $.25 billion;
 .22 of 1% on the next $.25 billion; .21 of 1% on the next $1 billion; and .20 of 1% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 1995, the Fund incurred costs of $116,000, of which $87,000 was waived by the Adviser.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services. Such compensation amounted to $144,631 for the year ended September 30, 1995.

                                                          AFD EXCHANGE RESERVES
===============================================================================

NOTE C: DISTRIBUTION SERVICES AGREEMENT

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12B-1 under the Investment Company Act of 1940 for Class A, Class B and Class C . Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75 of 1% of the average daily net assets attributable to Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.
-------------------------------------------------------------------------------

NOTE D: INVESTMENT TRANSACTIONS

At September 30, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 1995, the Portfolio had a capital loss carryforward of $2,291 of which $1,035 expires in 2002 and $1,256 expires in 2003.
-------------------------------------------------------------------------------

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At September 30, 1995, capital paid-in aggregated $41,120,079 for Class A, $65,270,787 for Class B and $10,268,998 for Class C. Transactions, all at $1.00 per share, were as follows:

                                                                                 CLASS A
                                                            ------------------------------------------------
                                                                                           MARCH 25, 1994(A)
                                                                 YEAR ENDED                       TO
                                                             SEPTEMBER 30, 1995           SEPTEMBER 30, 1994
                                                             ------------------           ------------------
Shares sold............................................           254,814,516                 79,563,777
Shares issued on reinvestments of dividends............             1,730,554                    129,869
Shares redeemed........................................          (233,640,310)               (61,578,327)
                                                                 ------------                -----------
Net increase...........................................            22,904,760                 18,115,319
                                                                 ============                ===========
                                                                                 CLASS B
                                                            ------------------------------------------------
                                                                                           MARCH 25, 1994(A)
                                                                 YEAR ENDED                       TO
                                                             SEPTEMBER  30, 1995          SEPTEMBER 30, 1994
                                                             -------------------          ------------------
Shares sold............................................           235,826,904                 87,623,275
Shares issued on reinvestments of dividends............             2,869,673                    292,791
Shares redeemed........................................          (204,665,847)               (56,676,109)
                                                                 ------------                -----------
Net increase...........................................            34,030,730                 31,239,957
                                                                 ============                ===========
                                                                                 CLASS C
                                                             -----------------------------------------------
                                                                                           MARCH 25, 1994(A)
                                                                 YEAR ENDED                       TO
                                                             SEPTEMBER 30, 1995           SEPTEMBER 30, 1994
                                                             ------------------           ------------------
Shares sold............................................             72,011,656                 41,236,143
Shares issued on reinvestments of dividends............                570,737                     81,527
Shares redeemed........................................            (67,460,140)               (36,171,025)
                                                                  ------------                -----------
Net increase...........................................              5,122,253                  5,146,645
                                                                  ============                ===========

------------------------------------------------------------------------------

(a)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AFD EXCHANGE RESERVES
================================================================================

NOTE F:  FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

                                                                               CLASS A
                                                               ----------------------------------------
                                                                                       MARCH 25, 1994(A)
                                                                   YEAR ENDED                   TO
                                                                SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
                                                                ------------------    ------------------
Net asset value, beginning of period..................              $  1.00               $  1.00
                                                                   --------               -------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income..................................               .0453                 .0126
                                                                   --------               -------
LESS: DISTRIBUTIONS
-------------------
Dividends from net investment income...................              (.0453)               (.0126)
                                                                   --------               -------
Net asset value, end of period.........................             $  1.00               $  1.00
                                                                   ========               =======

TOTAL RETURN
------------
Total investment return based on
  net asset value (b)..................................                4.64%                 2.45%(c)
                                                                    =======               =======

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (in millions)................              $   41                  $18
Ratio of average net assets to:
  Expenses, net of waivers.............................                1.21%                1.82%(c)
  Expenses, before waivers.............................                1.29%                1.82%(c)
  Net investment income (d)............................                4.63%                2.62%(c)

                                                                                CLASS B
                                                               -------------------------------------------
                                                                                       MARCH 25, 1994(A)
                                                                     YEAR ENDED               TO
                                                                 SEPTEMBER 30, 1995   SEPTEMBER 30, 1994
                                                               --------------------   --------------------
Net asset value, beginning of period..................             $  1.00              $  1.00
                                                                   -------              -------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income.................................               .0404                .0101
                                                                   -------              -------
LESS: DISTRIBUTIONS
-------------------
Dividends from net investment income..................              (.0404)              (.0101)
                                                                   -------              -------
Net asset value, end of period........................             $  1.00              $  1.00
                                                                   =======              =======

TOTAL RETURN
------------
Total investment return based on
  net asset value (b).................................                4.12%                1.95%(c)
                                                                   =======              =======

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (in millions)...............             $    65              $    31
Ratio of average net assets to:
  Expenses, net of waivers............................                1.70%                2.35%(c)
  Expenses, before waivers............................                1.78%                2.35%(c)
  Net investment income (d)...........................                4.17%                1.91%(c)
----------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.
(c)  Annualized.
(d)  Net of expenses waived by the Adviser.

                                                           AFD EXCHANGE RESERVES
================================================================================

                                                             CLASS C
                                           -------------------------------------------
                                                                  MARCH 25, 1994(A)
                                               YEAR ENDED                 TO
                                           SEPTEMBER 30, 1995     SEPTEMBER 30, 1994
                                           -------------------  ----------------------
Net asset value, beginning of period.....        $  1.00                $   1.00
                                                 -------                 -------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income....................          .0430                   .0112
                                                 -------                 -------
LESS: DISTRIBUTIONS
-------------------
Dividends from net investment income.....         (.0430)                 (.0112)
                                                 -------                --------
Net asset value, end of period...........        $  1.00                $   1.00
                                                 =======                ========

TOTAL RETURN
------------
Total investment return based on
  net asset value (b)....................           4.39%                   2.18%(c)
                                                 =======                 =======

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (in millions)..            $10                      $5
Ratio of average net assets to:
  Expenses, net of waivers...............           1.45%                   2.08%(c)
  Expenses, before waivers...............           1.52%                   2.08%(c)
  Net investment income (d)..............           4.41%                   2.14%(c)
--------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.
(c)  Annualized.
(d)  Net of expenses waived by the Adviser.

INDEPENDENT AUDITOR'S REPORT                              AFD EXCHANGE RESERVES
===============================================================================


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
AFD EXCHANGE RESERVES

We have audited the accompanying statement of net assets of AFD Exchange Reserves as of September 30, 1995 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AFD Exchange Reserves as of September 30, 1995, and the results of its operations, changes in its net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




McGladrey & Pullen, LLP
New York, New York
October 20, 1995

                             PART C
                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits for the Fund

(a)      Financial Highlights

         Included in the Prospectus
           Condensed Financial Information

         Included in the Statement of Additional Information

         Statement of Net Assets for year ended -
           September 30, 1995
         Statement of Operations for year ended -
           September 30, 1995
         Statement of Changes in Net Assets for
           March 25, 1994* to September 30, 1994 and for year ended September 30, 1995
         Notes to Financial Statements - September 30, 1995

         Included in Part C of the Registration Statement

         All other schedules are omitted as the required information is inapplicable

(b)      Exhibits

         (1) Copy of Agreement and Declaration of Trust of the Registrant - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-8294) as filed with the Securities and Exchange Commission on January 18, 1994.

              (a) Certificate of Amendment of the Agreement and Declaration of Trust - Filed herewith.

         (2) Copy of By-Laws of the Registrant - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-8294) as
              filed with the Securities and Exchange Commission on January 18, 1994.

         (3)  Not applicable.

         (4)  (a)  Form of Share Certificate for Class A Shares -
              Incorporated by reference from Registrant's
              Registration Statement on Form N-1A (File Nos. 33-
              74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

              (b)  Form of Share Certificate for Class B Shares -
              Incorporated by reference from Registrant's
              Registration Statement on Form N-1A (File Nos. 33-
              74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

              (c)  Form of Share Certificate for Class C Shares -
              Incorporated by reference from Registrant's
              Registration Statement on Form N-1A (File Nos. 33-
              74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

         (5) Copy of Advisory Agreement between the Registrant and Alliance Capital Management L.P. -
              Incorporated by reference to Exhibit No. 5 to Post-
              Effective Amendment No. 2 of the Registrant's Form
              N1-A, filed January 27, 1995.

         (6) (a) Copy of Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit No.6(a) to Post-Effective Amendment No. 2 of the Registrant's Form N1-A, filed January 27, 1995.

              (b) Form of Selected Dealer Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

              (c) Form of Selected Agent Agreement between Alliance Fund Distributors, Inc. and selected agents making available shares of Registrant - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

         (7)  Not applicable.

         (8) Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company -
              Incorporated by reference to Exhibit No. 8 to Post-
              Effective Amendment No. 2 of the Registrant's Form
              N1-A, filed January 27, 1995.

         (9)  Copy of Transfer Agency Agreement between the
              Registrant and Alliance Fund Services, Inc. -

              Incorporated by reference to Exhibit No. 9 to Post-
              Effective Amendment No. 2 of the Registrant's Form
              N1-A, filed January 27, 1995.

         (10) (a)  Opinion and Consent of Seward & Kissel -
              Incorporated by reference from Registrant's
              Registration Statement on Form N-1A (File Nos. 33-
              74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

              (b)  Opinion and Consent of Sullivan & Worcester -
              Incorporated by reference from Registrant's
              Registration Statement on Form N-1A (File Nos. 33-
              74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

         (11) Consent of Independent Auditors - filed herewith.

         (12) Not applicable.

         (13) Investment representation letter of Alliance Capital Management L.P. - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

         (14) Not applicable.

         (15) Rule 12b-1 Plan - See Exhibit 6 (a) hereto.

         (16) Schedule of Computation of Performance Quotation - filed herewith.

         (18) Rule 18f-3 Plan - filed herewith.

         (27) Financial Data Schedule - filed herewith.

         Other Exhibits: Powers of Attorney of David H. Dievler, Ruth Block, John D. Carifa, William H. Foulk, Jr., James
         M. Hester, Clifford L. Michel and Robert C. White - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-8294) as filed with the Securities and Exchange Commission on January 18, 1994.

         Other Exhibit: Power of Attorney of John H. Dobkin - Incorporated by reference from Registrant's Registration Statement on Form N-1A (File Nos. 33-74230 and 811-8294) as filed with the Securities and Exchange Commission on March 16, 1994.

ITEM 25. Persons Controlled by or Under Common Control with
         Registrant.

         None.

ITEM 26. Number of Holders of Securities.

         Registrant had, as of January 5, 1996, the following record holders of shares of Beneficial Interest:

              Class A Shares    1,505
              Class B Shares    3,559
              Class C Shares      459

ITEM 27. Indemnification

         It is the Registrant's policy to indemnify its trustees and officers, employees and other agents as set forth in
         Article VIII and Article III of Registrant's Agreement and Declaration of Trust, filed as Exhibit 1 in response to Item 24 and Section 10 of the proposed Distribution Services Agreement filed as Exhibit 6(a), all as set forth below. The liability of the Registrant's trustees and officers is dealt with in Article VIII of Registrant's Agreement and Declaration of Trust, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the proposed Advisory Agreement filed as Exhibit 5 to this Registration Statement, as set forth below.

         Article VIII of Registrant's Agreement and Declaration of Trust reads as follows:

         "Section 8.1. Trustees, Shareholders, etc. Not Personally Liable; Notice. The Trustees and officers of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees or officers of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Portfolio, and subject to
         Section 8.4 hereof, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Portfolio, save only that arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions. The Trust (or if the matter relates only to a particular Portfolio, that Portfolio) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Portfolio in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Portfolio, and all Persons dealing with the Trust or any Portfolio shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust or the Portfolio Assets of such Portfolio, as the case may be, for the payment or performance thereof.

         The Trustees shall use their best efforts to ensure that every note, bond, contract, instrument, certificate of undertaking made or issued by the Trustees or by any officers or officer shall give notice that this Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Portfolio in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually, or to subject the Portfolio Assets of any Portfolio to the obligations of any other Portfolio.

         SECTION 8.2. Trustees' Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. Subject to Section 8.4 hereof, a Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Investment Adviser, Administrator, Distributor or Principal Underwriter, Custodian or Transfer Agent, Dividend Disbursing Agent, Shareholder Servicing Agent or Accounting Agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 5.2 hereof. The trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

         SECTION 8.3. Indemnification of Shareholders. If any Shareholder (or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Portfolio of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

         SECTION 8.4. Indemnification of Trustees, Officers, etc. Subject to the limitations set forth hereinafter in this Section 8.4, the Trust shall indemnify (from the assets of the Portfolio or Portfolios to which the conduct in question relates) each of its Trustees and officers (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person
         (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in clauses (i) and (ii) of this sentence being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Portfolio or Portfolios to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided, that the Covered Person shall have undertaken to repay the amounts so paid to such Portfolio or Portfolios if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or
         (iii) a majority of a quorum of the disinterested

         Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         SECTION 8.5. Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 8.4 hereof, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of a quorum of the disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (i) or by independent legal counsel pursuant to clause (ii) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with either of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         SECTION 8.6. Indemnification Not Exclusive, etc. The right of indemnification provided by this Article 8 shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 8, a "disinterested" Person is one against whom none of the actions, suits or other proceedings in question, and no other action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article 8 shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other Persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such Person.

         SECTION 8.7. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order."

         Article III of Registrant's Agreement and Declaration of
         Trust reads, in pertinent part, as follows:

         "Without limiting the foregoing and to the extent not inconsistent with the 1940 Act or other applicable law, the Trustees shall have power and authority:

              (s) Indemnification. In addition to the mandatory indemnification provided for in Article 8 hereof and to the extent permitted by law, to indemnify or enter into agreements with respect to indemnification with any Person with whom this Trust has dealings, including, without limitation, any independent contractor, to such extent as the Trustees shall determine."

         The Advisory Agreement to be between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Alliance Capital Management L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

         The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Securities Act of 1933 (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

         The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the proposed Advisory Agreement between Registrant and Alliance Capital Management L.P. and the proposed Distribution Services Agreement between Registrant and Alliance Fund Distributors, Inc. which are filed herewith as Exhibits 1, 5 and 6(a), respectively, in response to Item 24 and each of which are incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980), the Registrant will indemnify its trustees, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested non-party trustees"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its trustees, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party trustees of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint
         trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 29. Principal Underwriters

         (a)  Alliance Fund Distributors, Inc., the Registrant's
              Principal Underwriter in connection with the sale of shares of the Registrant, also acts as Principal

              Underwriter for the following registered investment companies:

                   ACM Institutional Reserves, Inc.
                   Alliance All-Asia Investment Fund, Inc.
                   Alliance Balanced Shares, Inc.
                   Alliance Bond Fund, Inc.
                   Alliance Capital Reserves
                   Alliance Counterpoint Fund
                   Alliance Developing Markets Fund, Inc.
                   Alliance Global Dollar Government Fund, Inc.
                   Alliance Global Small Cap Fund, Inc.
                   Alliance Global Strategic Income Trust, Inc.
                   Alliance Government Reserves
                   Alliance Growth and Income Fund, Inc.
                   Alliance Income Builder Fund, Inc.
                   Alliance International Fund
                   Alliance Money Market Fund
                   Alliance Mortgage Securities Income Fund, Inc. Alliance Mortgage Strategy Trust, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund, Inc.
                   Alliance Municipal Income Fund II
                   Alliance Municipal Trust
                   Alliance New Europe Fund, Inc.
                   Alliance North American Government Income
                     Trust, Inc.
                   Alliance Premier Growth Fund, Inc.
                   Alliance Quasar Fund, Inc.
                   Alliance Short-Term Multi-Market Trust, Inc.
                   Alliance Technology Fund, Inc.
                   Alliance Utility Income Fund, Inc.
                   Alliance Variable Products Series Fund, Inc.
                   Alliance World Income Trust, Inc.
                   Alliance Worldwide Privatization Fund, Inc.
                   Fiduciary Management Associates
                   The Alliance Fund, Inc.
                   The Alliance Portfolios

         (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                          Positions and         Positions and

                          Offices With          Offices with
Name                      Underwriter           Registrant
_____                     _____________         _____________

Michael J. Laughlin       Chairman

Robert L. Errico          President

Kimberly A. Baumgardner   Senior Vice
                          President

Edmund P. Bergan, Jr.     Senior Vice           Secretary
                          President,
                          General Counsel
                          and Secretary

Daniel J. Dart            Senior Vice
                          President

Byron M. Davis            Senior Vice
                          President

Geoffrey L. Hyde          Senior Vice
                          President

Robert H. Joseph          Senior Vice
                          President
                          and Treasurer

Barbara J. Krumseik       Senior Vice President

Stephen R. Laut           Senior Vice President

Daniel D. McGinley        Senior Vice President

Dusty W. Paschall         Senior Vice President

Antonios G. Poleonadkis   Senior Vice President

Gregory K. Shannahan      Senior Vice President

Joseph F. Sumanski        Senior Vice President

Peter J. Szabo            Senior Vice President

Richard A. Winge          Senior Vice President

Nicholas K. Willett       Senior Vice President

Richard A. Winge          Senior Vice President

Benji A. Baer             Vice President

Warren W. Babcock III     Vice President

Kenneth F. Barkoff        Vice President

William P. Beanblossom    Vice President

Jack C. Bixler            Vice President

Casimir F. Bolanowski     Vice President

Kevin T. Cannon           Vice President

Leo H. Cook               Vice President

Richard W. Dabney         Vice President

Mark J. Dunbar            Vice President

Sohaila S. Farsheed       Vice President

Linda A. Finnerty         Vice President

William C. Fisher         Vice President

Robert M. Frank           Vice President

Gerard J. Friscia         Vice President
                            & Controller

Andrew L. Gangolf         Vice President

Mark D. Gersten           Vice President        Treasurer and
                                                Chief Financial
                                                Officer

Joseph W. Gibson          Vice President

Troy L. Glawe             Vice President

Herbert H. Goldman        Vice President

James E. Gunter           Vice President

Alan Halfenger            Vice President

George R. Hrabovsky       Vice President

Valerie J. Hugo           Vice President

Robert H. Joseph, Jr.     Vice President
                          and Treasurer

Richard D. Keppler        Vice President

Sheila F. Lamb            Vice President

Donna M. Lamback          Vice President

Thomas Leavitt, III       Vice President

James M. Liptrot          Vice President

James P. Luisi            Vice President

Christopher J. MacDonald  Vice President

Maura A. McGrath          Vice President

Matthew P. Mintzer        Vice President

Joanna D. Murray          Vice President

Nicole Nolan-Koester      Vice President

Daniel J. Phillips        Vice President

Robert T. Pigozzi         Vice President

James J. Posch            Vice President

Robert E. Powers          Vice President

Domenick Pugliese         Vice President

Bruce W. Reitz            Vice President

Dennis A. Sanford         Vice President

Raymond S. Sclafani       Vice President

Richard J. Sidell         Vice President

J. William Strott, Jr.    Vice President

Richard E. Tambourine     Vice President

Joseph T. Tocyloski       Vice President

Neil S. Wood              Vice President

Emilie D. Wrapp           Vice President

Maria L. Carreras         Assistant Vice President

Sarah A. Chodera          Assistant Vice President

John W. Cronin            Assistant Vice President

Leon M. Fern              Assistant Vice President

William B. Hanigan        Assistant Vice President

Vicky M. Hayes            Assistant Vice President

Daniel M. Hazard          Assistant Vice President

John C. Hershock          Assistant Vice President

James J. Hill             Assistant Vice President

Kalen H. Holliday         Assistant Vice President

Thomas K. Intoccia        Assistant Vice President

Edward W. Kelly           Assistant Vice President

Patrick Look              Assistant Vice President
                          & Assistant Treasurer

Michael F. Mahoney        Assistant Vice President

Shawn P. McClain          Assistant Vice President

Thomas F. Monnerat        Assistant Vice President

Jeanette M. Nardella      Assistant Vice President

Carol H. Rappa            Assistant Vice President

Lisa Robinson-Cronin      Assistant Vice President

Karen C. Satterberg       Assistant Vice President

Robert M. Smith           Assistant Vice President

Mark R. Manley            Assistant Secretary

         (c)  Not applicable.

ITEM 30. Location of Accounts and Records.

              The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094- 1520 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.


ITEM 31. Management Services.

         Not applicable.

ITEM 32. Undertakings.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

         The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Fund in accordance with Section 16 of the Investment Company Act of 1940.

                            SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of January 1996.

                   AFD EXCHANGE RESERVES

                   by: /s/ Wayne D. Lyski
                   ________________________
                       Wayne D. Lyski
                   Senior Vice President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      Signature              Title               Date
      _________              _____               ____

1)   Principal
     Executive Officer
                             Senior Vice
     /s/ Wayne D. Lyski      Vice President    January 26, 1996
     _____________________
         Wayne D. Lyski

2)   Principal Financial and
     Accounting Officer

     /s/ Mark D. Gersten     Treasurer         January 26, 1996
     _____________________   and Chief
     Mark D. Gersten         Financial
                             Officer

3)   All of the Trustees
     ____________________

     John D. Carifa      William H. Foulk, Jr.
     Ruth Block          James M. Hester
     David H. Dievler    Clifford L. Michel
     John H. Dobkin      Robert C. White
     by: /s/ Edmund P. Bergan, Jr.             January 26, 1996
     _____________________________
        (Attorney-in-fact)
       Edmund P. Bergan, Jr.

















































                              C-19
00250163.AG8

                        Index to Exhibits
                        _________________

                                                             Page
                                                             ____

(1)(a)         Certificate of Amendment of the Agreement
                 and Declaration of Trust

(11)           Consent of Independent Auditors

(16)           Schedule of Computation of Performance Quotation

(18)           Rule 18f-3 Plan

(27)           Financial Data Schedule





































00250163.AG8